Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
September 30, 2024
VIGC-NPRT3-1124
1.837325.118
Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.8266% 4/19/2037 (b)(c)(d)	4,137,000	4,148,584
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	2,445,000	2,450,262
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	1,856,000	1,862,753
TOTAL BAILIWICK OF JERSEY		8,461,599
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 6.5839% 7/17/2037 (b)(c)(d)	2,190,000	2,191,301
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 6.5336% 4/20/2034 (b)(c)(d)	3,132,569	3,134,070
AIMCO CLO Series 2018-B Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.7861% 4/16/2037 (b)(c)(d)	2,577,000	2,590,259
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6836% 7/20/2034 (b)(c)(d)	1,532,085	1,532,298
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	3,308,000	3,310,412
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 6.5714% 10/15/2032 (b)(c)(d)	2,687,000	2,687,844
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 6.5762% 4/25/2034 (b)(c)(d)	1,039,487	1,039,672
Ares Lv Clo Ltd Series 2021-55A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.693% 7/15/2034 (b)(c)(d)	1,386,133	1,387,548
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 6.6314% 1/15/2035 (b)(c)(d)	2,545,000	2,549,385
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 6.633% 4/15/2034 (b)(c)(d)	2,173,138	2,173,638
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 10/15/2036 (b)(c)(d)	1,292,534	1,293,702
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 7.032% 1/20/2037 (b)(c)(d)	3,122,000	3,157,588
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(c)	2,095,000	2,097,608
Barings Clo Ltd 2021-1 Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 6.5662% 4/25/2034 (b)(c)(d)	2,282,638	2,283,492
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 6.5858% 1/17/2035 (b)(c)(d)	2,560,000	2,568,481
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 6.553% 4/15/2029 (b)(c)(d)	263,971	264,131
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.7329% 7/25/2037 (b)(c)(d)	2,843,000	2,846,051
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	1,198,676	1,200,774
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 7.132% 7/20/2036 (b)(c)(d)	1,848,000	1,856,083
Cedar Funding Ltd Series 2021-10A Class AR, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 10/20/2032 (b)(c)(d)	1,561,530	1,561,998
Cedf 2016-6a Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 6.5936% 4/20/2034 (b)(c)(d)	1,887,884	1,889,077
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.7136% 10/20/2034 (b)(c)(d)	1,944,015	1,946,375
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.7436% 4/20/2034 (b)(c)(d)	2,085,721	2,087,162
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 6.582% 4/20/2035 (b)(c)(d)	2,990,000	2,994,817
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.8642% 4/18/2037 (b)(c)(d)	2,356,000	2,367,073
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.6814% 7/15/2037 (b)(c)(d)	2,257,000	2,259,559
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 6.52% 2/20/2035 (b)(c)(d)	2,075,083	2,077,797
Eaton Vance Clo 2020-1 Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.6914% 10/15/2037 (b)(c)(d)	2,219,000	2,229,722
Eaton Vance Clo Ltd / Eaton Vance Clo LLC Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.813% 1/15/2034 (b)(c)(d)	444,749	445,281
Eaton Vance Clo Ltd Series 2021-2A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 1/15/2035 (b)(c)(d)	2,283,000	2,283,685
Eaton Vance Clo Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 0% 10/15/2037 (b)(c)(d)	2,283,000	2,283,404
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 6.5084% 5/20/2036 (b)(c)(d)	2,662,000	2,667,963
Flatiron Clo Ltd Series 2024-1A Class A1R, 1.36% 10/19/2037 (b)(c)	2,396,000	2,398,602
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.4371% 11/16/2034 (b)(c)(d)	1,273,704	1,276,315
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	1,944,214	1,828,129
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/22/2034 (b)(c)(d)	1,367,988	1,369,720
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.8514% 4/15/2037 (b)(c)(d)	2,115,000	2,124,433
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 6.6314% 4/15/2035 (b)(c)(d)	3,167,000	3,172,457
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.882% 1/22/2037 (b)(c)(d)	1,000,000	1,004,326
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6811% 4/19/2034 (b)(c)(d)	2,186,940	2,190,435
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 1/22/2035 (b)(c)(d)	2,223,747	2,224,824
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.8002% 4/25/2037 (b)(c)(d)	2,724,000	2,729,127
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.683% 7/15/2034 (b)(c)(d)	1,390,072	1,390,308
Magne 2020-27a AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.6836% 10/20/2034 (b)(c)(d)	461,006	461,762
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 7.082% 4/22/2036 (b)(c)(d)	1,275,000	1,280,966
Magnetite CLO Ltd Series 2021-30A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	2,357,478	2,358,124
Magnetite Xxi Ltd 2019-21a A Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 6.5636% 4/20/2034 (b)(c)(d)	1,823,166	1,824,880
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 1/25/2035 (b)(c)(d)	5,340,000	5,341,287
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	2,086,000	2,090,285
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 6.6136% 10/20/2030 (b)(c)(d)	1,213,236	1,214,769
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.723% 7/18/2038 (b)(c)(d)	2,147,000	2,153,636
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	3,605,000	3,619,748
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/2037 (b)(c)	3,069,000	3,086,552
Oak Hill Credit Partners Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.9417% 4/20/2037 (b)(c)(d)	250,000	250,832
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/20/2034 (b)(c)(d)	760,982	761,415
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	1,067,183	981,915
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 6.6636% 4/20/2034 (b)(c)(d)	2,604,698	2,606,099
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 6.6414% 1/15/2037 (b)(c)(d)	2,626,000	2,624,687
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.603% 4/23/2035 (b)(c)(d)	2,727,000	2,726,855
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8465% 4/15/2037 (b)(c)(d)	1,886,000	1,894,930
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 6.623% 7/15/2032 (b)(c)(d)	256,728	256,977
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.6236% 4/20/2033 (b)(c)(d)	2,042,622	2,044,665
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(c)	1,219,578	1,122,103
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,559,914	1,404,016
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 7.082% 1/20/2037 (b)(c)(d)	2,387,000	2,405,430
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8461% 4/15/2037 (b)(c)(d)	1,190,000	1,191,566
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.7011% 7/19/2034 (b)(c)(d)	648,198	648,403
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.6936% 10/20/2034 (b)(c)(d)	2,613,900	2,617,638
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		135,936,466
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.782% 7/20/2035 (b)(c)(d)	1,736,000	1,737,135
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	2,418,000	2,423,951
TOTAL MULTI-NATIONAL		4,161,086
UNITED STATES - 1.8%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,643,306	1,705,642
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,500,709	1,557,636
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (b)	642,212	460,462
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (b)	76,982	74,305
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	1,030,484	989,883
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	315,410	189,269
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,319,711	1,227,916
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,589,013	2,369,045
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	2,147,000	2,153,246
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 1.35% 10/20/2037 (b)(c)(d)(f)	758,000	758,000
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	346,022	328,750
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.693% 1/15/2035 (b)(c)(d)	1,953,217	1,955,498
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,011,543	1,852,337
Blackbird Capital Aircraft Lease Securitization Ltd 2016-1 Series 2016-1A Class A, 4.213% 12/16/2041 (b)(e)	1,144,959	1,137,883
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	330,239	307,975
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,045,697	956,927
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	666,261	454,934
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	243,253	235,138
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 6.602% 4/20/2035 (b)(c)(d)	2,429,000	2,429,253
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,728,815	1,695,409
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	4,641,743	4,057,682
Eaton Vance Clo Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.8399% 7/15/2037 (b)(c)(d)	2,272,000	2,282,440
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	587,670	543,588
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 6.2143% 1/25/2036 (c)(d)	16,075	15,924
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	498,951	511,567
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	1,415,415	1,329,155
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	1,534,650	1,476,845
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	1,370,850	1,285,596
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	1,132,057	1,039,104
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (b)	1,902,000	1,888,307
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	733,000	707,400
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	560,000	517,770
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,953,000	2,023,653
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	3,746,000	3,862,769
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,227,000	2,298,308
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,663,000	2,662,623
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	2,777,000	2,774,934
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,314,000	1,315,012
Terwin Mortgage Trust Series TMTS 2003-4HE Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.8293% 9/25/2034 (c)(d)	2,041	2,079
TOTAL UNITED STATES		53,434,264
TOTAL ASSET-BACKED SECURITIES (Cost $203,001,665)		201,993,415

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	874,628
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,547,455

TOTAL BANK NOTES (Cost $3,281,212)		3,422,083

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	12,055	12,267
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	381	352
TOTAL UNITED STATES		12,619
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,966)		12,619

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,183,000	1,100,248
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	265,000	228,572
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.8425% 11/5/2032 (b)(c)	110,000	80,027
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 6.247% 1/15/2039 (b)(c)(d)	1,415,000	1,405,714
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.647% 1/15/2039 (b)(c)(d)	267,000	264,080
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 7.247% 1/15/2039 (b)(c)(d)	191,000	188,553
Bank 2019-Bnk21 Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	184,951
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	118,089	115,069
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5065% 9/15/2056 (c)	1,307,000	1,425,569
Benchmark 2018-B4 Mtg Tr Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	414,951
Benchmark 2018-B8 Mtg Tr Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,817,192
Benchmark 2019-B10 Mtg Tr Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	377,350
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 6.4387% 3/15/2041 (b)(c)(d)	1,221,000	1,217,184
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 6.4685% 6/15/2041 (b)(c)(d)	1,665,000	1,661,879
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.7381% 6/15/2041 (b)(c)(d)	822,000	819,431
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.9378% 6/15/2041 (b)(c)(d)	581,000	578,821
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.9945% 4/15/2037 (b)(c)(d)	5,047,000	5,062,772
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.5435% 4/15/2037 (b)(c)(d)	1,341,000	1,345,191
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 6.1433% 4/15/2034 (b)(c)(d)	780,087	771,311
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 6.4433% 4/15/2034 (b)(c)(d)	1,007,281	990,913
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.7433% 4/15/2034 (b)(c)(d)	665,897	654,660
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 7.0433% 4/15/2034 (b)(c)(d)	699,023	687,227
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.9006% 10/15/2036 (b)(c)(d)	2,648,253	2,624,253
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 6.1103% 10/15/2036 (b)(c)(d)	396,287	390,590
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 6.3101% 10/15/2036 (b)(c)(d)	530,325	521,210
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.5098% 10/15/2036 (b)(c)(d)	514,682	504,871
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 7.159% 10/15/2036 (b)(c)(d)	1,789,733	1,769,599
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.5875% 4/15/2037 (b)(c)(d)	1,967,008	1,966,393
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 6.1094% 2/15/2039 (b)(c)(d)	2,728,693	2,713,345
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 6.4088% 2/15/2039 (b)(c)(d)	822,252	816,599
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.6582% 2/15/2039 (b)(c)(d)	822,252	816,085
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 7.0573% 2/15/2039 (b)(c)(d)	822,252	815,571
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.8579% 12/9/2040 (b)(c)(d)	1,457,006	1,461,560
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 7.2873% 12/9/2040 (b)(c)(d)	322,230	322,431
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.7367% 12/9/2040 (b)(c)(d)	174,283	174,337
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.4882% 3/15/2041 (b)(c)(d)	6,459,029	6,459,416
BX Commercial Mtg Trust Series 2024-MDHS Class A, 6.7378% 5/15/2041 (b)(c)	3,639,092	3,643,641
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 6.0115% 2/15/2036 (b)(c)(d)	278,000	276,697
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.8815% 6/15/2038 (b)(c)(d)	213,047	211,716
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 7.2615% 8/15/2039 (b)(c)(d)	1,913,863	1,913,863
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 7.0365% 4/15/2037 (b)(c)(d)	1,002,675	1,002,048
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 7.3865% 4/15/2037 (b)(c)(d)	226,434	226,434
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.9355% 4/15/2037 (b)(c)(d)	189,539	189,539
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.5384% 4/15/2041 (b)(c)(d)	4,410,282	4,406,148
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.788% 4/15/2041 (b)(c)(d)	703,232	701,034
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 7.0377% 4/15/2041 (b)(c)(d)	583,554	581,730
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.5385% 2/15/2039 (b)(c)(d)	2,787,723	2,787,723
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.8881% 2/15/2039 (b)(c)(d)	359,643	358,857
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.7877% 3/15/2041 (b)(c)(d)	1,103,934	1,099,104
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 7.0374% 3/15/2041 (b)(c)(d)	1,465,440	1,459,028
Cf Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,918,461	2,741,742
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	841,521
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	323,928	312,184
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	563,000	577,088
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.9125% 11/15/2038 (b)(c)(d)	3,654,041	3,624,352
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 6.3317% 11/15/2038 (b)(c)(d)	1,013,820	1,009,358
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 6.2915% 7/15/2038 (b)(c)(d)	1,079,935	1,078,585
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.5915% 7/15/2038 (b)(c)(d)	614,814	613,469
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.9115% 7/15/2038 (b)(c)(d)	2,224,915	2,220,048
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 7.4615% 7/15/2038 (b)(c)(d)	914,202	915,969
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 6.1615% 10/15/2036 (b)(c)(d)	1,559,690	1,546,353
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 6.3615% 10/15/2036 (b)(c)(d)	241,085	236,691
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.7615% 10/15/2036 (b)(c)(d)	2,497,757	2,454,822
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.5856% 8/15/2039 (b)(c)(d)	2,328,000	2,333,820
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	223,602	172,487
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	386,779	279,834
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 6.3918% 5/15/2039 (b)(c)(d)	3,430,000	3,335,675
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.8904% 5/15/2039 (b)(c)(d)	2,383,000	2,270,552
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 7.1896% 5/15/2039 (b)(c)(d)	1,335,000	1,261,575
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.6384% 5/15/2039 (b)(c)(d)	1,187,000	1,103,608
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.9115% 3/15/2038 (b)(c)(d)	1,774,434	1,745,793
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 6.0915% 3/15/2038 (b)(c)(d)	428,161	420,718
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 6.3115% 3/15/2038 (b)(c)(d)	269,303	264,287
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.6115% 3/15/2038 (b)(c)(d)	374,641	367,198
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.9615% 3/15/2038 (b)(c)(d)	327,445	317,687
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,865,563
Morgan Stanley Capital I Trust Series 2019-MEAD Class A, 3.17% 11/10/2036 (b)	2,570,651	2,507,048
Morgan Stanley Capital I Trust Series 2019-MEAD Class B, 3.283% 11/10/2036 (b)(c)	371,442	357,879
Morgan Stanley Capital I Trust Series 2019-MEAD Class C, 3.283% 11/10/2036 (b)(c)	356,413	338,052
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 8.1856% 10/15/2028 (b)(c)(d)	1,480,205	1,494,082
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 9.1749% 10/15/2028 (b)(c)(d)	891,669	898,356
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.6955% 10/15/2036 (b)(c)(d)	211,037	208,927
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	682,081	702,798
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 7.0965% 2/15/2039 (b)(c)(d)	642,000	629,160
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.7465% 2/15/2039 (b)(c)(d)	334,000	325,024
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.9418% 11/15/2038 (b)(c)(d)	3,228,793	3,212,649
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 6.2908% 11/15/2038 (b)(c)(d)	1,978,713	1,963,873
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.54% 11/15/2038 (b)(c)(d)	840,856	833,498
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.7892% 11/15/2038 (b)(c)(d)	552,647	547,811
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,766,729	1,458,276
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	113,488	91,363
Wells Fargo Coml Mtg Tr 2015-C26 Series 2015-C26 Class A4, 3.166% 2/15/2048	1,026,911	1,020,044
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 6.4115% 5/15/2031 (b)(c)(d)	1,349,000	1,318,648
TOTAL UNITED STATES		114,423,954
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $116,733,454)		114,423,954

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	966,000	907,436
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	736,000	619,160
TOTAL SAUDI ARABIA		1,526,596
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,691,075)		1,526,596

Non-Convertible Corporate Bonds - 24.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(c)	802,000	754,382
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,139,000	1,101,523

TOTAL AUSTRALIA		1,855,905
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,135,000	1,101,729
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	1,764,000	1,693,948
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	3,472,000	3,911,854

TOTAL BELGIUM		6,707,531
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	799,981
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,912,963
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	996,464
Enbridge Inc 4.25% 12/1/2026	544,000	543,419
		4,252,827
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	568,887
TOTAL CANADA		4,821,714
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	2,313,000	2,268,535
Societe Generale SA 1.488% 12/14/2026 (b)(c)	2,986,000	2,860,079

TOTAL FRANCE		5,128,614
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	3,669,000	3,653,844
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	600,000	603,237
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,600,000	1,693,818
		5,950,899
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,338,000	1,328,325
TOTAL GERMANY		7,279,224
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (b)	1,070,000	839,174
AIA Group Ltd 3.375% 4/7/2030 (b)	2,257,000	2,145,713

TOTAL HONG KONG		2,984,887
IRELAND - 0.6%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65% 10/29/2024	886,000	883,516
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,186,928
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,223,305
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,249,960
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	2,546,000	2,533,727
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	956,571
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,246,944
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,112,000	1,123,361
		13,404,312
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	485,000	479,983
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	1,433,000	1,418,679
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,451,000	2,562,162
		4,460,824
TOTAL IRELAND		17,865,136
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,922,000	3,952,428
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	1,632,000	1,578,144
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,688,695
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	2,801,948
Petroleos Mexicanos 6.49% 1/23/2027	1,175,000	1,157,027
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,609,179
Petroleos Mexicanos 6.5% 3/13/2027	1,481,000	1,450,640
Petroleos Mexicanos 6.7% 2/16/2032	5,440,000	4,864,176
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	2,654,795
Petroleos Mexicanos 6.84% 1/23/2030	1,194,000	1,103,853
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,729,605
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	3,860,261

TOTAL MEXICO		24,498,323
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.375% 8/4/2025	2,285,000	2,272,985
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	444,988	475,216
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,788,000	1,689,641
UBS Group AG 3.75% 3/26/2025	1,429,000	1,421,546
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,233,000	1,206,432
UBS Group AG 4.125% 9/24/2025 (b)	1,614,000	1,608,930
UBS Group AG 4.194% 4/1/2031 (b)(c)	2,950,000	2,881,161
UBS Group AG 4.55% 4/17/2026	790,000	791,986
		9,599,696
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(c)	200,000	203,027
TOTAL SWITZERLAND		9,802,723
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,131,355
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	490,000	487,253
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,136,000	1,181,638
Reynolds American Inc 4.45% 6/12/2025	446,000	444,653
Reynolds American Inc 5.7% 8/15/2035	373,000	388,612
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,275,553
Reynolds American Inc 7.25% 6/15/2037	909,000	1,049,119
		5,958,183
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (c)	2,253,000	2,260,224
Barclays PLC 5.2% 5/12/2026	1,908,000	1,919,905
Barclays PLC 5.829% 5/9/2027 (c)	2,670,000	2,720,775
Barclays PLC 6.224% 5/9/2034 (c)	2,277,000	2,453,161
Barclays PLC 6.49% 9/13/2029 (c)	642,000	685,032
Barclays PLC 6.692% 9/13/2034 (c)	3,300,000	3,669,782
HSBC Holdings PLC 2.804% 5/24/2032 (c)	437,000	386,648
NatWest Group PLC 3.073% 5/22/2028 (c)	1,427,000	1,378,681
		15,474,208
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	696,000	659,222
TOTAL UNITED KINGDOM		22,091,613
UNITED STATES - 21.0%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,863,796
AT&T Inc 3.8% 12/1/2057	4,678,000	3,541,874
AT&T Inc 4.3% 2/15/2030	859,000	857,955
AT&T Inc 4.75% 5/15/2046	4,816,000	4,506,397
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,516,173
Verizon Communications Inc 4.78% 2/15/2035 (b)	2,099,000	2,095,986
Verizon Communications Inc 4.862% 8/21/2046	2,282,000	2,224,067
Verizon Communications Inc 5.012% 4/15/2049	89,000	89,693
		18,695,941
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,946,865
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	2,163,020
		9,109,885
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	979,391
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	981,656
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	624,706
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	273,000	272,553
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	845,557
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,898,391
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	874,290
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,956,000	2,024,577
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	812,272
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,109,865
Comcast Corp 2.937% 11/1/2056	2,100,000	1,372,463
Comcast Corp 3.9% 3/1/2038	329,000	296,954
Comcast Corp 4.65% 7/15/2042	779,000	736,325
Discovery Communications LLC 3.625% 5/15/2030	1,066,000	960,418
Discovery Communications LLC 4.125% 5/15/2029	64,000	60,501
Fox Corp 4.709% 1/25/2029	274,000	277,496
Fox Corp 5.476% 1/25/2039	555,000	559,916
Time Warner Cable LLC 4.5% 9/15/2042	283,000	216,854
Time Warner Cable LLC 5.5% 9/1/2041	521,000	451,742
Time Warner Cable LLC 5.875% 11/15/2040	460,000	417,143
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,135,812
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,218,599
Warnermedia Holdings Inc 3.638% 3/15/2025	694,000	689,129
Warnermedia Holdings Inc 3.755% 3/15/2027	1,357,000	1,312,148
Warnermedia Holdings Inc 4.054% 3/15/2029	406,000	384,618
Warnermedia Holdings Inc 4.279% 3/15/2032	1,970,000	1,750,014
Warnermedia Holdings Inc 5.05% 3/15/2042	996,000	813,047
Warnermedia Holdings Inc 5.141% 3/15/2052	2,807,000	2,164,969
		33,241,406
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,848,516
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,630,533
T-Mobile USA Inc 4.375% 4/15/2040	404,000	372,537
T-Mobile USA Inc 4.5% 4/15/2050	793,000	705,335
		5,556,921
TOTAL COMMUNICATION SERVICES		66,604,153

Consumer Discretionary - 0.4%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	993,167
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	509,815
McDonald's Corp 3.6% 7/1/2030	615,000	596,944
		1,106,759
Leisure Products - 0.0%
Hasbro Inc 3% 11/19/2024	1,348,000	1,343,368
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	234,000	232,896
AutoZone Inc 3.625% 4/15/2025	350,000	347,617
AutoZone Inc 4% 4/15/2030	1,629,000	1,599,150
Lowe's Cos Inc 3.35% 4/1/2027	211,000	207,152
Lowe's Cos Inc 3.75% 4/1/2032	649,000	619,317
Lowe's Cos Inc 4.25% 4/1/2052	2,647,000	2,241,076
Lowe's Cos Inc 4.45% 4/1/2062	2,720,000	2,304,453
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,185,052
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	358,101
		9,094,814
TOTAL CONSUMER DISCRETIONARY		12,538,108

Consumer Staples - 0.4%
Beverages - 0.3%
Coca-Cola Co/The 3.375% 3/25/2027	1,742,000	1,726,753
Coca-Cola Co/The 3.45% 3/25/2030	1,064,000	1,037,986
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,256,567
Molson Coors Beverage Co 5% 5/1/2042	4,016,000	3,932,150
		8,953,456
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	204,420
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,455,263
Altria Group Inc 4.5% 5/2/2043	1,137,000	1,005,666
Altria Group Inc 4.8% 2/14/2029	311,000	314,861
Altria Group Inc 5.95% 2/14/2049	407,000	427,082
		3,202,872
TOTAL CONSUMER STAPLES		12,360,748

Energy - 1.8%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	18,000	17,873
Halliburton Co 4.85% 11/15/2035	661,000	660,018
		677,891
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipeline Group Inc 4.5% 6/1/2025	410,000	408,879
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	394,000	417,262
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,061,000	1,132,087
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	317,000	353,505
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	571,000	643,098
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	342,000	390,981
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	373,906
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	760,000	819,638
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,037,000	1,146,761
Energy Transfer LP 3.75% 5/15/2030	710,000	678,244
Energy Transfer LP 4.95% 6/15/2028	1,242,000	1,263,169
Energy Transfer LP 5% 5/15/2050	2,045,000	1,847,495
Energy Transfer LP 5.25% 4/15/2029	629,000	647,030
Energy Transfer LP 5.4% 10/1/2047	414,000	394,230
Energy Transfer LP 5.8% 6/15/2038	692,000	720,509
Energy Transfer LP 6% 6/15/2048	451,000	461,743
Energy Transfer LP 6.25% 4/15/2049	432,000	454,248
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,463,852
Hess Corp 4.3% 4/1/2027	1,500,000	1,499,643
Hess Corp 5.6% 2/15/2041	4,059,000	4,223,223
Hess Corp 7.125% 3/15/2033	308,000	355,459
Hess Corp 7.3% 8/15/2031	411,000	470,651
Hess Corp 7.875% 10/1/2029	1,346,000	1,540,956
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	152,965
Kinder Morgan Inc 5.55% 6/1/2045	747,000	738,126
MPLX LP 4.8% 2/15/2029	345,000	350,370
MPLX LP 4.875% 12/1/2024	839,000	838,074
MPLX LP 4.95% 9/1/2032	2,116,000	2,124,030
MPLX LP 5.5% 2/15/2049	1,036,000	1,008,696
Occidental Petroleum Corp 5.55% 3/15/2026	1,587,000	1,605,061
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	540,874
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,524,904
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,884,055
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,677,130
ONEOK Inc 4.25% 9/24/2027	752,000	752,718
ONEOK Inc 4.4% 10/15/2029	786,000	783,341
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,529,004
Phillips 66 3.85% 4/9/2025	188,000	187,033
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	385,216
Plains All American Pipeline LP / PAA Finance Corp 3.6% 11/1/2024	426,000	425,371
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,440,509
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	292,220
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	800,403
Western Gas Partners LP 3.95% 6/1/2025	266,000	263,886
Western Gas Partners LP 4.5% 3/1/2028	613,000	607,672
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,778,353
Western Gas Partners LP 4.75% 8/15/2028	354,000	353,526
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,039,787
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,466,548
Williams Cos Inc/The 3.9% 1/15/2025	373,000	371,439
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,191,661
Williams Cos Inc/The 5.3% 8/15/2052	500,000	485,036
		53,304,577
TOTAL ENERGY		53,982,468

Financials - 10.1%
Banks - 4.3%
Bank of America Corp 2.299% 7/21/2032 (c)	4,656,000	4,030,477
Bank of America Corp 3.419% 12/20/2028 (c)	5,817,000	5,658,792
Bank of America Corp 3.5% 4/19/2026	1,541,000	1,525,923
Bank of America Corp 3.95% 4/21/2025	1,265,000	1,258,711
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,306,343
Bank of America Corp 4.45% 3/3/2026	465,000	465,638
Bank of America Corp 5.015% 7/22/2033 (c)	17,054,000	17,496,516
Bank of America Corp 5.468% 1/23/2035 (c)	1,410,000	1,482,762
Citigroup Inc 3.875% 3/26/2025	2,914,000	2,898,475
Citigroup Inc 4.3% 11/20/2026	532,000	531,460
Citigroup Inc 4.412% 3/31/2031 (c)	3,258,000	3,235,388
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,252,305
Citigroup Inc 4.6% 3/9/2026	673,000	674,789
Citigroup Inc 4.91% 5/24/2033 (c)	3,492,000	3,519,811
Citigroup Inc 5.5% 9/13/2025	1,694,000	1,704,325
Citigroup Inc 6.174% 5/25/2034 (c)	1,574,000	1,679,449
Citigroup Inc 6.27% 11/17/2033 (c)	7,000,000	7,689,611
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,228,621
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	9,000,000	9,362,433
Fifth Third Bancorp 4.895% 9/6/2030 (c)	3,000,000	3,038,067
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	1,324,000	1,217,747
JPMorgan Chase & Co 4.125% 12/15/2026	4,319,000	4,317,225
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	3,926,000	3,947,050
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	12,887,000	12,889,730
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	5,229,000	5,340,790
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,500,000	2,650,658
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	1,754,000	1,662,584
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	2,600,000	2,722,647
Wells Fargo & Co 2.406% 10/30/2025 (c)	1,400,000	1,396,174
Wells Fargo & Co 3.526% 3/24/2028 (c)	2,893,000	2,838,218
Wells Fargo & Co 4.478% 4/4/2031 (c)	4,386,000	4,390,966
Wells Fargo & Co 4.897% 7/25/2033 (c)	5,000,000	5,057,315
Wells Fargo & Co 5.013% 4/4/2051 (c)	4,931,000	4,834,768
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,539,000	1,613,317
		128,919,085
Capital Markets - 2.9%
Ares Capital Corp 3.875% 1/15/2026	3,822,000	3,766,329
Athene Global Funding 5.339% 1/15/2027 (b)	4,132,000	4,200,922
Athene Global Funding 5.583% 1/9/2029 (b)	2,079,000	2,152,946
Blackstone Private Credit Fund 4.7% 3/24/2025	5,035,000	5,022,412
Blackstone Private Credit Fund 7.05% 9/29/2025	2,656,000	2,705,866
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	2,893,000	2,508,955
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	4,837,000	4,352,007
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	12,774,000	12,571,782
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,621,924
Goldman Sachs Group Inc/The 4.25% 10/21/2025	696,000	693,409
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	793,376
Moody's Corp 3.25% 1/15/2028	732,000	715,562
Moody's Corp 3.75% 3/24/2025	1,557,000	1,548,382
Morgan Stanley 3.125% 7/27/2026	6,737,000	6,616,969
Morgan Stanley 3.622% 4/1/2031 (c)	3,078,000	2,955,389
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,343,579
Morgan Stanley 4.431% 1/23/2030 (c)	1,348,000	1,350,947
Morgan Stanley 4.889% 7/20/2033 (c)	6,522,000	6,603,500
Morgan Stanley 5% 11/24/2025	4,489,000	4,511,022
Morgan Stanley 5.25% 4/21/2034 (c)	2,830,000	2,922,793
Morgan Stanley 5.424% 7/21/2034 (c)	3,524,000	3,675,023
Morgan Stanley 6.296% 10/18/2028 (c)	2,500,000	2,642,905
Morgan Stanley 6.342% 10/18/2033 (c)	5,000,000	5,560,175
Peachtree Corners Funding Trust 3.976% 2/15/2025 (b)	1,534,000	1,526,156
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,523,000	1,564,412
		88,926,742
Consumer Finance - 1.5%
Ally Financial Inc 5.8% 5/1/2025	1,606,000	1,611,746
Ally Financial Inc 6.7% 2/14/2033	5,000,000	5,113,485
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,713,917
Ally Financial Inc 8% 11/1/2031	829,000	938,526
Capital One Financial Corp 2.636% 3/3/2026 (c)	1,495,000	1,478,404
Capital One Financial Corp 3.273% 3/1/2030 (c)	1,912,000	1,797,651
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,063,740
Capital One Financial Corp 3.8% 1/31/2028	2,165,000	2,118,580
Capital One Financial Corp 4.927% 5/10/2028 (c)	2,300,000	2,327,493
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,151,000	2,151,145
Capital One Financial Corp 5.247% 7/26/2030 (c)	2,770,000	2,817,029
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,952,000	2,000,935
Capital One Financial Corp 5.817% 2/1/2034 (c)	2,680,000	2,788,845
Discover Financial Services 3.95% 11/6/2024	873,000	871,732
Discover Financial Services 4.1% 2/9/2027	875,000	867,703
Discover Financial Services 4.5% 1/30/2026	1,437,000	1,435,214
Ford Motor Credit Co LLC 4.063% 11/1/2024	5,400,000	5,393,818
Synchrony Financial 3.95% 12/1/2027	2,356,000	2,287,505
Synchrony Financial 5.15% 3/19/2029	1,950,000	1,945,567
		44,723,035
Financial Services - 0.8%
Corebridge Financial Inc 3.5% 4/4/2025	646,000	641,173
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,242,948
Corebridge Financial Inc 3.85% 4/5/2029	904,000	880,602
Corebridge Financial Inc 3.9% 4/5/2032	1,076,000	1,009,191
Corebridge Financial Inc 4.35% 4/5/2042	245,000	216,951
Corebridge Financial Inc 4.4% 4/5/2052	724,000	619,732
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,659,000	1,745,111
Equitable Holdings Inc 4.35% 4/20/2028	1,304,000	1,299,101
Equitable Holdings Inc 4.572% 2/15/2029 (b)	450,000	448,273
Jackson Financial Inc 3.125% 11/23/2031	273,000	238,467
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,029,473
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,134,202
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,189,000	4,007,734
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	2,948,413
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	292,559
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,340,000	1,357,963
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	380,000	384,904
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,961,000	2,031,753
Pine Street Trust II 5.568% 2/15/2049 (b)	1,748,000	1,725,515
		24,254,065
Insurance - 0.6%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	3,419,000	3,159,421
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	1,255,000	1,260,458
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,232,594
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	551,341
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	1,782,000	1,292,360
MetLife Inc 5.375% 7/15/2033	3,527,000	3,752,752
Nuveen Finance LLC 4.125% 11/1/2024 (b)	543,000	542,413
Pacific LifeCorp 5.125% 1/30/2043 (b)	1,611,000	1,580,195
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	1,640,000	1,567,467
Unum Group 3.875% 11/5/2025	1,491,000	1,478,496
Unum Group 4% 6/15/2029	1,353,000	1,326,013
Unum Group 5.75% 8/15/2042	2,232,000	2,279,355
		20,022,865
TOTAL FINANCIALS		306,845,792

Health Care - 1.3%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,506,467
Amgen Inc 5.25% 3/2/2030	1,336,000	1,393,995
Amgen Inc 5.25% 3/2/2033	1,508,000	1,569,942
Amgen Inc 5.6% 3/2/2043	1,433,000	1,505,492
Amgen Inc 5.65% 3/2/2053	712,000	748,973
Amgen Inc 5.75% 3/2/2063	1,298,000	1,370,075
		8,094,944
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,771,063
Centene Corp 2.625% 8/1/2031	1,403,000	1,203,034
Centene Corp 3.375% 2/15/2030	1,564,000	1,441,252
Centene Corp 4.25% 12/15/2027	1,762,000	1,730,551
Centene Corp 4.625% 12/15/2029	2,738,000	2,679,357
Cigna Group/The 3.05% 10/15/2027	982,000	952,307
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,867,227
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,128,248
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,089,632
CVS Health Corp 3% 8/15/2026	192,000	187,583
CVS Health Corp 3.625% 4/1/2027	551,000	543,324
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,726,624
CVS Health Corp 5% 1/30/2029	1,114,000	1,137,419
CVS Health Corp 5.25% 1/30/2031	457,000	470,527
HCA Inc 3.5% 9/1/2030	1,260,000	1,187,393
HCA Inc 3.625% 3/15/2032	287,000	265,393
HCA Inc 5.625% 9/1/2028	1,311,000	1,360,677
HCA Inc 5.875% 2/1/2029	1,446,000	1,515,458
Humana Inc 3.7% 3/23/2029	827,000	804,701
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,525,968
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	640,510
		27,228,248
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	409,000	423,337
Mylan Inc 4.55% 4/15/2028	1,227,000	1,224,589
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	467,336
Viatris Inc 2.7% 6/22/2030	906,000	805,093
		2,920,355
TOTAL HEALTH CARE		38,243,547

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	911,750
Boeing Co 5.15% 5/1/2030	909,000	911,184
Boeing Co 5.705% 5/1/2040	920,000	897,636
Boeing Co 5.805% 5/1/2050	920,000	888,829
Boeing Co 5.93% 5/1/2060	908,000	869,744
Boeing Co 6.259% 5/1/2027 (b)	645,000	666,232
Boeing Co 6.298% 5/1/2029 (b)	827,000	870,076
Boeing Co 6.388% 5/1/2031 (b)	626,000	665,648
Boeing Co 6.528% 5/1/2034 (b)	670,000	719,088
Boeing Co 6.858% 5/1/2054 (b)	1,009,000	1,107,489
Boeing Co 7.008% 5/1/2064 (b)	952,000	1,048,893
		9,556,569
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	285,949
Carrier Global Corp 6.2% 3/15/2054	163,000	188,210
		474,159
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	1,977,000	1,953,804
TOTAL INDUSTRIALS		11,984,532

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 5.85% 7/15/2025	397,000	400,028
Dell International LLC / EMC Corp 6.02% 6/15/2026	342,000	350,207
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	765,387
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	686,134
		2,201,756
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	510,000	473,523
Broadcom Inc 2.45% 2/15/2031 (b)	4,340,000	3,846,004
Broadcom Inc 2.6% 2/15/2033 (b)	4,340,000	3,720,442
Broadcom Inc 3.5% 2/15/2041 (b)	3,505,000	2,882,504
Broadcom Inc 3.75% 2/15/2051 (b)	1,645,000	1,307,550
		12,230,023
Software - 0.3%
Oracle Corp 1.65% 3/25/2026	1,992,000	1,914,817
Oracle Corp 2.3% 3/25/2028	3,147,000	2,955,396
Oracle Corp 2.8% 4/1/2027	1,797,000	1,739,880
Oracle Corp 3.6% 4/1/2040	1,797,000	1,495,073
		8,105,166
TOTAL INFORMATION TECHNOLOGY		22,536,945

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.35% 11/15/2028	1,381,000	1,458,098
Celanese US Holdings LLC 6.55% 11/15/2030	1,399,000	1,507,966
Celanese US Holdings LLC 6.7% 11/15/2033	817,000	893,852
		3,859,916
Real Estate - 2.5%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	365,807
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,340,462
Store Capital LLC 4.625% 3/15/2029	550,000	539,134
VICI Properties LP 4.375% 5/15/2025	256,000	254,584
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,036,836
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,663,675
VICI Properties LP 5.125% 5/15/2032	720,000	722,926
VICI Properties LP 5.75% 4/1/2034	374,000	391,692
Vornado Realty LP 2.15% 6/1/2026	578,000	550,371
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,017,159
WP Carey Inc 3.85% 7/15/2029	391,000	379,814
WP Carey Inc 4% 2/1/2025	1,644,000	1,636,207
		12,898,667
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,304,295
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	369,368
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	411,824
Healthpeak OP LLC 3.25% 7/15/2026	176,000	172,972
Healthpeak OP LLC 3.5% 7/15/2029	201,000	192,806
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,945,000	1,673,743
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,027,000	935,759
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,709,612
Omega Healthcare Investors Inc 4.5% 1/15/2025	821,000	819,703
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,942,306
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,954,697
Omega Healthcare Investors Inc 5.25% 1/15/2026	1,744,000	1,750,429
Ventas Realty LP 3% 1/15/2030	2,340,000	2,167,357
Ventas Realty LP 3.5% 2/1/2025	1,976,000	1,965,107
Ventas Realty LP 4% 3/1/2028	688,000	678,746
Ventas Realty LP 4.125% 1/15/2026	478,000	475,695
Ventas Realty LP 4.375% 2/1/2045	234,000	203,653
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,100,170
		24,828,242
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	498,066
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,071,858
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,177,615
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,750,119
COPT Defense Properties LP 2% 1/15/2029	199,000	176,789
COPT Defense Properties LP 2.25% 3/15/2026	510,000	492,591
COPT Defense Properties LP 2.75% 4/15/2031	509,000	445,367
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	1,971,452
		7,085,791
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,352,567
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,685,065
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,516,516
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,491,553
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,159,091
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,817,597
		10,022,389
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	198,400
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	914,262
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,103,517
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,387,917
Sun Communities Operating LP 2.3% 11/1/2028	512,000	467,179
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,156,871
		7,228,146
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,510,935
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,516,149
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,416,906
Kite Realty Group Trust 4% 3/15/2025	1,912,000	1,901,636
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,980,412
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	494,064
Realty Income Corp 2.2% 6/15/2028	244,000	226,614
Realty Income Corp 2.85% 12/15/2032	301,000	263,174
Realty Income Corp 3.25% 1/15/2031	313,000	291,993
Realty Income Corp 3.4% 1/15/2028	489,000	477,100
Retail Opportunity Investments Partnership LP 4% 12/15/2024	300,000	298,772
Simon Property Group LP 2.45% 9/13/2029	499,000	458,747
		11,836,502
TOTAL REAL ESTATE		74,397,803

Utilities - 1.1%
Electric Utilities - 0.5%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,849,814
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	969,454
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	3,979,394
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	232,796
Duke Energy Corp 2.45% 6/1/2030	854,000	770,387
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	405,000	356,795
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,402,000	1,211,083
Entergy Corp 2.8% 6/15/2030	876,000	800,320
Exelon Corp 2.75% 3/15/2027	449,000	434,499
Exelon Corp 3.35% 3/15/2032	546,000	506,646
Exelon Corp 4.05% 4/15/2030	534,000	525,841
Exelon Corp 4.1% 3/15/2052	404,000	333,609
Exelon Corp 4.7% 4/15/2050	238,000	218,325
Southern Co/The 4.85% 3/15/2035	1,930,000	1,945,557
Southern Co/The 5.7% 3/15/2034	2,053,000	2,203,519
		16,338,039
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	673,000	582,857
AES Corp/The 3.3% 7/15/2025 (b)	2,635,000	2,596,616
AES Corp/The 3.95% 7/15/2030 (b)	2,298,000	2,191,522
		5,370,995
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 4.05% 4/15/2025	3,813,000	3,803,117
NiSource Inc 2.95% 9/1/2029	2,624,000	2,458,536
NiSource Inc 3.6% 5/1/2030	1,602,000	1,538,258
Puget Energy Inc 4.1% 6/15/2030	1,032,000	994,192
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,763,081
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 7.4922% 5/15/2067 (c)(d)	437,000	423,104
		10,980,288
TOTAL UTILITIES		32,689,322

TOTAL UNITED STATES		636,043,334
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $769,830,073)		745,779,633

U.S. Government Agency - Mortgage Securities - 25.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.9%
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (c)(d)	15,818	16,074
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (c)(d)	1,365	1,388
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.392% 8/1/2036 (c)(d)	18,887	19,222
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.282%, 6.445% 10/1/2033 (c)(d)	2,156	2,201
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.852% 5/1/2035 (c)(d)	2,336	2,384
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	652,252	584,522
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	103,822	88,171
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,397,139	1,254,244
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,003	12,571
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	734,553	660,573
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,326,637	1,190,953
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	100,535	85,379
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,859,896	1,565,563
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,534	13,048
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,378,880	1,237,852
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	101,487	86,188
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	327,559	293,545
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	16,201	14,519
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,283	13,696
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	106,066	90,076
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,854	16,897
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	177,281	158,872
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	108,112	91,814
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	389,860	348,768
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	19,591	17,526
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	16,849	15,073
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	21,768	19,473
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	20,582	18,413
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	856,110	676,753
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	17,436	15,598
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	21,666	19,383
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	22,437	20,072
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	327,916	271,574
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,906,657	4,111,135
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,130,334	1,777,617
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	69,557	57,910
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	824,356	758,141
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	42,047	36,964
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	343,036	298,782
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,648,421	1,435,765
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,638,385	1,427,023
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	197,005	166,111
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,403,347	1,176,259
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,054,644	886,290
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,595,038	2,273,237
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,561,994	1,360,487
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	763,879	666,050
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	355,226	309,400
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	614,171	535,515
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	142,422	119,153
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	154,042	134,940
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	16,094	14,098
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	815,985	710,718
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	791,766	660,921
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	824,380	689,177
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,891,503	2,422,700
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	577,896	484,201
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	333,280	279,661
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	17,182	15,051
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,565	14,662
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,615,210	1,348,286
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,055,161	4,218,184
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	770,638	641,599
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,598	15,383
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	2,032,997	1,690,679
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,679	15,592
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	51,826	45,610
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,989,379	1,654,405
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,941,328	11,336,523
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	410,370	376,125
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	38,076	33,509
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,834	16,428
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,960,177	2,713,155
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	718,146	626,623
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	515,274	449,445
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	494,531	431,970
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	158,479	132,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	187,661	157,529
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	50,000	41,925
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	62,380	52,227
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	35,276	29,413
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	980,093	854,880
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	788,379	687,659
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	99,287	86,603
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	523,038	455,563
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	28,392	27,158
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	559,568	509,029
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	520,326	454,093
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	401,684	347,113
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	102,845	94,478
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	417,961	376,904
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,879,890	2,524,101
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,847,328	2,465,308
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	32,835	31,421
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,393,986	2,246,544
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	356,518	323,503
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	146,956	132,153
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	227,054	204,183
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,079,064	939,347
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,997,909	1,742,965
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,416,803	1,232,913
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,288,916	2,847,649
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	266,237	249,840
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	730,793	637,083
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	810,402	706,991
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,357,725	1,181,502
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	174,485	164,993
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	57,976	54,786
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	309,986	280,020
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	96,551	88,003
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	91,503	79,912
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	289,302	261,336
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,144,306	1,006,154
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	583,461	504,086
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	71,213	64,908
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	118,659	107,188
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	54,780	48,133
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	539,050	470,433
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,214,027	1,055,317
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,886,111	4,264,145
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	305,753	264,158
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	22,798	21,772
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	404,680	354,938
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	2,244,726	2,159,039
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	201,036	181,602
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	439,520	396,346
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	21,390	19,650
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	712,037	642,094
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	177,096	153,668
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	44,677	41,953
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	188,975	170,412
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	73,607	71,043
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	407,779	393,188
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,610	9,929
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	70,324	65,254
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,942	23,276
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,600	7,989
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,803	3,516
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,150	14,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,857	13,787
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	50,043	46,381
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,586	13,529
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	61,617	57,262
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,665	9,874
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,265	8,599
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,579	7,967
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	563,118	509,541
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	228,710	221,884
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	665,809	611,564
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	292,389	266,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	999,194	902,565
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	12,709	12,372
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,621	8,944
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,386	17,955
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,352	6,795
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,699	8,117
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,569	8,037
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	855,085	784,617
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	842,918	773,453
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	110,639	100,112
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,285,289	1,166,616
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	806,828	732,837
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	175,169	170,429
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	162,159	156,407
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	561,044	540,969
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	79,351	76,636
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,038	8,358
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,089	26,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,538	7,921
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,348	6,818
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,545	24,584
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,844	24,006
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	37,109	34,461
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,220	10,475
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,558	24,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,546	25,512
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	69,032	64,138
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,372	3,149
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,028,076	930,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	347,571	315,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,120,697	1,012,318
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	615,988	558,342
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	537,344	521,643
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	325,728	302,132
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,212	34,549
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	424,718	394,059
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,981	29,570
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	165,971	154,145
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,146	24,205
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,515	2,380
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	152,457	141,490
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	588,504	536,327
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,785,856	1,611,477
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,762,057	5,204,827
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	882,926	798,920
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	71,229	69,433
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	201,478	195,591
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	55,062	53,453
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	26,239	25,473
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	23,501	22,898
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	240,401	233,377
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	34,812	32,308
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	39,518	36,416
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	308,953	283,492
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,920,054	3,593,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,537,240	1,387,618
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	68,444	63,268
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	86,725	80,482
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,517	23,657
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,983	11,114
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,018	21,335
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	31,510	29,224
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	4,763	4,389
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	45,090	41,501
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	273,522	251,494
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	159,427	145,292
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	277,269	268,994
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	5,020	4,871
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	29,472	27,354
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,805	15,467
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	169,096	164,625
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,344	20,716
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,178	17,670
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	21,493	19,802
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	964,500	878,686
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	218,986	213,246
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	202,910	187,919
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	97,389	89,515
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	16,533	15,196
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	47,020	43,219
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	481,348	437,506
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	38,271	37,268
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	47,095	45,880
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	241,267	220,027
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	80,329	77,141
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,669	31,910
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,505	66,689
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	541,192	511,903
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	197,009	186,347
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	65,434	61,893
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	563,383	534,125
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	83,506	78,935
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	121,553	114,974
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,979	15,115
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,881,979	1,806,603
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	81,618	76,646
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	555,744	518,545
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	671,051	636,202
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	70,083	66,290
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	805,716	793,320
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	32,891	31,524
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	27,814	26,309
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,623,047	2,491,745
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,276,777	2,130,257
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	936,645	898,717
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,057,006	1,038,101
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	32,947	31,649
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	102,283	96,939
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	45,496	43,034
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	86,314	81,056
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	174,971	164,149
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	82,491	79,302
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	133,787	125,596
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	5,525	5,342
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	210,783	202,519
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	74,842	71,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	48,705	46,731
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	5,573	5,343
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	409,566	388,552
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	341,519	323,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	227,494	215,325
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,498	11,097
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	179,100	172,380
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	21,304	20,429
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	128,840	123,851
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	127,608	120,782
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	48,510	45,915
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	37,877	35,297
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	66,394	62,843
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	61,019	57,754
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	95,781	90,657
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	91,792	86,881
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,083,294	1,035,109
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,619,762	1,591,299
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	24,415	23,636
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	95,063	91,364
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	98,872	93,583
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	94,251	89,209
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	55,476	52,473
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,843	8,707
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,919	2,873
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	52,867	51,777
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	8,550	8,374
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	41,847	40,984
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	525,797	509,860
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,887	14,653
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	97,776	96,097
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	2,504	2,455
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	103,675	101,440
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	16,875	16,506
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	135,187	132,273
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	234,757	229,842
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,164,085	1,145,794
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	120,179	118,216
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	65,842	64,402
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	31,966	31,266
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	1,187,572	1,154,916
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,464	2,431
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	33,489	32,819
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,946	3,857
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	21,599	21,113
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	12,199	11,933
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	28,602	27,896
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,405	7,280
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,238	9,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,929	5,829
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	69,270	68,092
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,555	7,423
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	868,773	848,684
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,611	17,309
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,614	16,341
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	540,013	529,383
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	1,347,609	1,308,026
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	38,351	37,720
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	114,100	112,180
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,596	15,324
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	83,649	82,090
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	1,144,097	1,121,522
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,379	9,168
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	12,694	12,377
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,294	4,187
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	47,944	46,746
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,206	5,076
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	47,631	46,441
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	204,291	199,312
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	329,504	319,208
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,166,435	1,132,538
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	3,039	2,975
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	50,766	49,624
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	224,178	218,714
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	531,083	517,807
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	85,051	82,925
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	9,365	9,128
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	31,744	31,261
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	39,407	38,641
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	2,048	2,005
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	4,539	4,442
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	13,341	13,016
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	976	962
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	2,430	2,388
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,539	10,315
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	109,829	107,461
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	71,252	69,605
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	218,391	213,819
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	13,982	13,659
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	20,738	20,258
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	116,750	113,904
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	85,864	84,250
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	12,180	11,981
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,696	1,662
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	73,790	72,199
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,895	10,644
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	253,459	248,153
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	17,526	17,595
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	30,171	30,272
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	6,244	6,265
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	23,783	23,386
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	100,509	101,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,493	10,585
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	70,986	71,603
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	63,649	63,862
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,534	8,573
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	223,489	225,431
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	82,120	82,472
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,329	7,386
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	20,812	20,882
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	31,452	31,557
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,548	23,626
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	25,121	25,205
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,972	16,992
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	499,608	500,033
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,711,232	1,682,739
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	17,217	17,285
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,450	2,474
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	187,983	188,671
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	1,007	1,016
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	171,292	172,784
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	13,787	13,812
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	444	445
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	828,401	833,313
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	144,914	145,724
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	27,624	27,862
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	53,963	54,195
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	25,190	25,298
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	16,538	16,619
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	28,432	28,376
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	986	983
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	332,386	335,680
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	3,423	3,460
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	32,248	32,366
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	33,498	33,453
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	195,519	195,686
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	29,009	29,263
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	167,509	167,599
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,688	14,765
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	38,175	38,379
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,202	7,238
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	5,010	5,024
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	14,147	14,270
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,643	5,692
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	32,906	33,027
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,849	22,940
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	549,896	547,785
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	2,134,236	2,100,034
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,707	13,781
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,831	7,873
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	37,203	37,407
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,117	17,210
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	78,612	79,117
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	1,520,442	1,520,784
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	48,809	49,003
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	756,599	756,769
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	785,580	772,500
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	179,587	184,527
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	86,605	87,485
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	752,941	760,592
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,447,377	1,465,251
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	494,336	498,432
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	851,134	851,804
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	499,266	504,339
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	15,216	15,527
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	7,026	7,157
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,572	10,815
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	239	238
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,361,208	2,394,126
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	270,276	275,480
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	2,051,063	2,091,836
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	763,846	781,418
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,068,769	2,116,359
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	486,723	500,201
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	148,074	149,953
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,745,220	1,784,821
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	796,014	812,086
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,627,467	1,672,534
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	800,291	810,448
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	40,581	42,588
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	39,213	41,153
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,804	4,003
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	15,515	16,141
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	40,462	42,418
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	23,494	24,421
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	15,209	15,965
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	300,164	313,345
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	56,508	59,359
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,178,739	2,255,927
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,007,742	3,120,879
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,036	7,386
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	118,916	124,751
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	66,273	68,792
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,633,960	6,792,281
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,560	3,738
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	8,220,727	8,416,916
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,135,900	1,185,855
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,016,053	1,061,690
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,712	3,850
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	37,744	39,244
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,490	1,566
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	196,819	203,137
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,565,987	2,697,278
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,051	2,126
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,577	10,971
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,287	4,466
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,013	6,247
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	25,289	26,272
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	32,336	33,608
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	657,308	688,681
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	13	11
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	421	437
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	112	117
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	89	92
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	307	318
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	52	53
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	31	30
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	299	311
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	78	81
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	98	102
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	459	477
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	8	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	11	10
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	107	112
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	143	148
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	60	62
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	5,386	5,594
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	238	247
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	632	656
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	70	72
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	69	71
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	232	241
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	80	80
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	216	225
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	131	136
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	824	856
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	14	13
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	140	140
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	83	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	71	71
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	383	393
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	454	460
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	67	69
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	335	343
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	181	183
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	168	175
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	52	52
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,858	2,999
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	97	101
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	42	41
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	235	239
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	193	199
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	32	32
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	742	765
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	247	257
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,674	1,713
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	291	300
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	2,033	2,070
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	349	364
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	569	573
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	39	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	17	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	134	138
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	140	144
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	479	500
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	619	645
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	40	40
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	307	321
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	4,532	4,733
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (c)(d)	764	785
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (c)(d)	1,904	1,959
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 6.836% 11/1/2036 (c)(d)	17,631	18,138
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 7.394% 5/1/2036 (c)(d)	10,668	10,975
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.7%, 7.172% 6/1/2042 (c)(d)	11,007	11,324
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.75%, 6.437% 7/1/2035 (c)(d)	1,227	1,263
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.788%, 6.163% 2/1/2036 (c)(d)	5,950	6,121
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (c)(d)	3,407	3,505
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 6.068% 9/1/2041 (c)(d)	4,947	5,089
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (c)(d)	6,635	6,825
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.82%, 6.195% 12/1/2035 (c)(d)	6,227	6,406
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.83%, 6.08% 10/1/2041 (c)(d)	4,374	4,458
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.95%, 7.284% 9/1/2036 (c)(d)	11,253	11,576
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (c)(d)	4,220	4,342
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.313%, 6.438% 5/1/2034 (c)(d)	6,139	6,201
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.42%, 6.572% 9/1/2033 (c)(d)	15,761	15,912
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.55%, 7.195% 10/1/2033 (c)(d)	746	758
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (c)(d)	1,048	1,067
Freddie Mac Gold Pool 1.5% 1/1/2036	647,143	579,944
Freddie Mac Gold Pool 1.5% 11/1/2035	5,540,755	4,974,062
Freddie Mac Gold Pool 1.5% 11/1/2035	24,670	22,147
Freddie Mac Gold Pool 1.5% 12/1/2035	1,362,050	1,222,744
Freddie Mac Gold Pool 1.5% 12/1/2040	63,107	53,593
Freddie Mac Gold Pool 1.5% 2/1/2036	18,684	16,744
Freddie Mac Gold Pool 1.5% 2/1/2036	1,729,253	1,549,688
Freddie Mac Gold Pool 1.5% 2/1/2041	106,633	90,558
Freddie Mac Gold Pool 1.5% 3/1/2036	15,900	14,249
Freddie Mac Gold Pool 1.5% 3/1/2041	108,218	91,904
Freddie Mac Gold Pool 1.5% 4/1/2036	20,279	18,142
Freddie Mac Gold Pool 1.5% 4/1/2041	109,242	92,774
Freddie Mac Gold Pool 1.5% 4/1/2051	10,933,207	8,649,504
Freddie Mac Gold Pool 1.5% 5/1/2036	20,970	18,760
Freddie Mac Gold Pool 1.5% 6/1/2036	21,046	18,828
Freddie Mac Gold Pool 1.5% 7/1/2036	18,810	16,828
Freddie Mac Gold Pool 1.5% 8/1/2035	4,730,030	4,246,256
Freddie Mac Gold Pool 1.5% 8/1/2036	17,397	15,563
Freddie Mac Gold Pool 2% 1/1/2051	1,460,487	1,219,133
Freddie Mac Gold Pool 2% 10/1/2041	19,539	17,018
Freddie Mac Gold Pool 2% 10/1/2051	1,398,192	1,169,754
Freddie Mac Gold Pool 2% 11/1/2041	621,668	541,469
Freddie Mac Gold Pool 2% 11/1/2051	2,736,787	2,287,937
Freddie Mac Gold Pool 2% 11/1/2051	810,807	676,563
Freddie Mac Gold Pool 2% 12/1/2051	1,104,455	925,389
Freddie Mac Gold Pool 2% 12/1/2051	56,082	46,691
Freddie Mac Gold Pool 2% 2/1/2041	256,538	224,726
Freddie Mac Gold Pool 2% 2/1/2052	1,279,086	1,069,308
Freddie Mac Gold Pool 2% 2/1/2052	2,813,855	2,347,969
Freddie Mac Gold Pool 2% 3/1/2041	123,285	108,575
Freddie Mac Gold Pool 2% 3/1/2052	260,722	215,925
Freddie Mac Gold Pool 2% 4/1/2041	18,082	15,806
Freddie Mac Gold Pool 2% 5/1/2036	785,157	719,636
Freddie Mac Gold Pool 2% 5/1/2051	112,317	94,177
Freddie Mac Gold Pool 2% 5/1/2051	982,434	824,686
Freddie Mac Gold Pool 2% 5/1/2051	85,803	71,543
Freddie Mac Gold Pool 2% 5/1/2051	202,092	168,505
Freddie Mac Gold Pool 2% 6/1/2035	7,031,944	6,480,298
Freddie Mac Gold Pool 2% 6/1/2036	2,723,601	2,496,321
Freddie Mac Gold Pool 2% 6/1/2050	481,876	404,502
Freddie Mac Gold Pool 2% 7/1/2041	18,723	16,331
Freddie Mac Gold Pool 2% 7/1/2041	1,819,733	1,590,663
Freddie Mac Gold Pool 2% 7/1/2051	62,356	52,285
Freddie Mac Gold Pool 2.5% 1/1/2042	219,379	197,281
Freddie Mac Gold Pool 2.5% 1/1/2052	1,222,722	1,064,021
Freddie Mac Gold Pool 2.5% 10/1/2041	108,843	98,151
Freddie Mac Gold Pool 2.5% 11/1/2032	11,788	11,296
Freddie Mac Gold Pool 2.5% 11/1/2049	13,694	11,938
Freddie Mac Gold Pool 2.5% 11/1/2050	2,501,864	2,188,085
Freddie Mac Gold Pool 2.5% 11/1/2051	165,129	142,974
Freddie Mac Gold Pool 2.5% 12/1/2032	392,057	375,556
Freddie Mac Gold Pool 2.5% 12/1/2051	355,950	307,859
Freddie Mac Gold Pool 2.5% 12/1/2051	1,030,430	896,688
Freddie Mac Gold Pool 2.5% 12/1/2051	1,382,827	1,205,506
Freddie Mac Gold Pool 2.5% 2/1/2035	139,570	131,846
Freddie Mac Gold Pool 2.5% 2/1/2051	3,761,128	3,282,363
Freddie Mac Gold Pool 2.5% 2/1/2051	574,780	503,950
Freddie Mac Gold Pool 2.5% 3/1/2033	77,976	74,589
Freddie Mac Gold Pool 2.5% 3/1/2037	1,015,245	952,083
Freddie Mac Gold Pool 2.5% 3/1/2051	3,657,510	3,191,935
Freddie Mac Gold Pool 2.5% 4/1/2033	33,943	32,469
Freddie Mac Gold Pool 2.5% 4/1/2047	1,292,099	1,128,432
Freddie Mac Gold Pool 2.5% 5/1/2033	8,906	8,519
Freddie Mac Gold Pool 2.5% 5/1/2051	550,989	482,574
Freddie Mac Gold Pool 2.5% 6/1/2040	62,903	57,333
Freddie Mac Gold Pool 2.5% 7/1/2036	915,546	865,453
Freddie Mac Gold Pool 2.5% 8/1/2032	8,411	8,068
Freddie Mac Gold Pool 2.5% 8/1/2050	2,327,221	2,033,164
Freddie Mac Gold Pool 2.5% 8/1/2050	588,081	515,795
Freddie Mac Gold Pool 3% 1/1/2033	31,180	30,299
Freddie Mac Gold Pool 3% 1/1/2033	43,948	42,749
Freddie Mac Gold Pool 3% 1/1/2034	50,189	48,645
Freddie Mac Gold Pool 3% 1/1/2043	61,313	56,966
Freddie Mac Gold Pool 3% 1/1/2052	781,521	705,942
Freddie Mac Gold Pool 3% 11/1/2042	75,616	70,770
Freddie Mac Gold Pool 3% 11/1/2042	19,406	18,027
Freddie Mac Gold Pool 3% 11/1/2042	4,313	4,018
Freddie Mac Gold Pool 3% 11/1/2050	73,930	66,896
Freddie Mac Gold Pool 3% 11/1/2051	757,545	684,285
Freddie Mac Gold Pool 3% 12/1/2032	66,619	64,899
Freddie Mac Gold Pool 3% 12/1/2044	14,122	12,999
Freddie Mac Gold Pool 3% 12/1/2046	1,265,570	1,160,210
Freddie Mac Gold Pool 3% 12/1/2050	621,111	562,016
Freddie Mac Gold Pool 3% 2/1/2033	27,348	26,549
Freddie Mac Gold Pool 3% 2/1/2043	39,902	37,179
Freddie Mac Gold Pool 3% 2/1/2043	19,046	17,698
Freddie Mac Gold Pool 3% 2/1/2043	29,125	27,006
Freddie Mac Gold Pool 3% 2/1/2043	178,333	165,959
Freddie Mac Gold Pool 3% 2/1/2043	9,138	8,471
Freddie Mac Gold Pool 3% 3/1/2033	53,474	51,963
Freddie Mac Gold Pool 3% 3/1/2033	53,479	51,916
Freddie Mac Gold Pool 3% 3/1/2052	1,425,033	1,289,449
Freddie Mac Gold Pool 3% 3/1/2052	398,595	359,799
Freddie Mac Gold Pool 3% 4/1/2033	25,379	24,662
Freddie Mac Gold Pool 3% 4/1/2034	130,523	126,387
Freddie Mac Gold Pool 3% 4/1/2046	17,596	16,170
Freddie Mac Gold Pool 3% 4/1/2046	23,588	21,676
Freddie Mac Gold Pool 3% 4/1/2050	304,691	277,677
Freddie Mac Gold Pool 3% 5/1/2045	13,918	12,825
Freddie Mac Gold Pool 3% 5/1/2045	16,178	15,003
Freddie Mac Gold Pool 3% 5/1/2045	8,475	7,860
Freddie Mac Gold Pool 3% 5/1/2046	334,676	307,546
Freddie Mac Gold Pool 3% 5/1/2046	52,986	48,691
Freddie Mac Gold Pool 3% 5/1/2051	657,698	594,299
Freddie Mac Gold Pool 3% 5/1/2052	3,737,764	3,365,492
Freddie Mac Gold Pool 3% 6/1/2031	26,584	25,969
Freddie Mac Gold Pool 3% 6/1/2031	5,682	5,547
Freddie Mac Gold Pool 3% 6/1/2031	8,778	8,577
Freddie Mac Gold Pool 3% 6/1/2045	15,895	14,741
Freddie Mac Gold Pool 3% 6/1/2045	5,763	5,356
Freddie Mac Gold Pool 3% 6/1/2045	39,600	36,798
Freddie Mac Gold Pool 3% 6/1/2046	330,489	303,286
Freddie Mac Gold Pool 3% 6/1/2050	1,076,518	982,084
Freddie Mac Gold Pool 3% 6/1/2052	1,305,396	1,178,339
Freddie Mac Gold Pool 3% 7/1/2032	10,271	10,018
Freddie Mac Gold Pool 3% 7/1/2045	9,460	8,797
Freddie Mac Gold Pool 3% 7/1/2045	7,694	7,097
Freddie Mac Gold Pool 3% 7/1/2045	28,057	25,879
Freddie Mac Gold Pool 3% 8/1/2032	8,769	8,549
Freddie Mac Gold Pool 3% 8/1/2032	12,202	11,903
Freddie Mac Gold Pool 3% 8/1/2042	4,614	4,282
Freddie Mac Gold Pool 3% 8/1/2042	6,157	5,734
Freddie Mac Gold Pool 3% 8/1/2045	16,396	15,190
Freddie Mac Gold Pool 3% 8/1/2045	15,810	14,627
Freddie Mac Gold Pool 3% 8/1/2045	8,807	8,115
Freddie Mac Gold Pool 3% 8/1/2045	18,745	17,366
Freddie Mac Gold Pool 3% 8/1/2045	7,964	7,393
Freddie Mac Gold Pool 3% 9/1/2051	643,084	580,894
Freddie Mac Gold Pool 3.5% 1/1/2043	7,153	6,855
Freddie Mac Gold Pool 3.5% 1/1/2046	19,654	18,648
Freddie Mac Gold Pool 3.5% 1/1/2046	4,884	4,644
Freddie Mac Gold Pool 3.5% 10/1/2040	13,916	13,307
Freddie Mac Gold Pool 3.5% 10/1/2042	70,471	67,747
Freddie Mac Gold Pool 3.5% 10/1/2049	221,111	207,763
Freddie Mac Gold Pool 3.5% 10/1/2049	1,116,981	1,054,785
Freddie Mac Gold Pool 3.5% 11/1/2033	13,526	13,321
Freddie Mac Gold Pool 3.5% 11/1/2033	1,023,021	1,006,563
Freddie Mac Gold Pool 3.5% 11/1/2040	25,813	24,685
Freddie Mac Gold Pool 3.5% 11/1/2042	97,835	93,892
Freddie Mac Gold Pool 3.5% 11/1/2045	5,154	4,901
Freddie Mac Gold Pool 3.5% 12/1/2033	111,986	109,783
Freddie Mac Gold Pool 3.5% 12/1/2040	23,184	22,142
Freddie Mac Gold Pool 3.5% 2/1/2034	149,305	146,663
Freddie Mac Gold Pool 3.5% 2/1/2034	2,951,087	2,893,029
Freddie Mac Gold Pool 3.5% 2/1/2043	561,202	539,182
Freddie Mac Gold Pool 3.5% 2/1/2043	62,395	60,044
Freddie Mac Gold Pool 3.5% 2/1/2043	24,518	23,686
Freddie Mac Gold Pool 3.5% 2/1/2045	3,365	3,203
Freddie Mac Gold Pool 3.5% 2/1/2052	94,995	89,119
Freddie Mac Gold Pool 3.5% 2/1/2052	154,295	144,896
Freddie Mac Gold Pool 3.5% 3/1/2032	292,001	287,260
Freddie Mac Gold Pool 3.5% 3/1/2045	9,945	9,464
Freddie Mac Gold Pool 3.5% 3/1/2045	6,786	6,457
Freddie Mac Gold Pool 3.5% 3/1/2045	36,072	34,326
Freddie Mac Gold Pool 3.5% 3/1/2052	197,323	185,056
Freddie Mac Gold Pool 3.5% 4/1/2033	2,523,264	2,488,386
Freddie Mac Gold Pool 3.5% 4/1/2040	27,775	26,605
Freddie Mac Gold Pool 3.5% 4/1/2042	26,383	25,409
Freddie Mac Gold Pool 3.5% 4/1/2043	106,883	102,694
Freddie Mac Gold Pool 3.5% 4/1/2043	455,801	437,856
Freddie Mac Gold Pool 3.5% 4/1/2043	48,238	46,375
Freddie Mac Gold Pool 3.5% 4/1/2046	150,888	142,974
Freddie Mac Gold Pool 3.5% 4/1/2046	277,126	263,199
Freddie Mac Gold Pool 3.5% 4/1/2052	7,105,178	6,623,508
Freddie Mac Gold Pool 3.5% 5/1/2034	129,941	127,020
Freddie Mac Gold Pool 3.5% 5/1/2040	57,832	55,396
Freddie Mac Gold Pool 3.5% 5/1/2045	3,764	3,582
Freddie Mac Gold Pool 3.5% 5/1/2045	380,096	361,706
Freddie Mac Gold Pool 3.5% 5/1/2045	3,355	3,192
Freddie Mac Gold Pool 3.5% 5/1/2046	251,560	239,781
Freddie Mac Gold Pool 3.5% 6/1/2032	1,384,870	1,362,386
Freddie Mac Gold Pool 3.5% 6/1/2040	53,549	51,209
Freddie Mac Gold Pool 3.5% 6/1/2045	7,118	6,787
Freddie Mac Gold Pool 3.5% 6/1/2045	7,238	6,888
Freddie Mac Gold Pool 3.5% 6/1/2045	468,466	445,800
Freddie Mac Gold Pool 3.5% 6/1/2045	71,066	67,628
Freddie Mac Gold Pool 3.5% 6/1/2048	9,298	8,773
Freddie Mac Gold Pool 3.5% 7/1/2040	7,150	6,838
Freddie Mac Gold Pool 3.5% 7/1/2042	243,613	234,033
Freddie Mac Gold Pool 3.5% 7/1/2042	34,888	33,591
Freddie Mac Gold Pool 3.5% 7/1/2042	111,175	106,863
Freddie Mac Gold Pool 3.5% 7/1/2046	7,373	7,003
Freddie Mac Gold Pool 3.5% 8/1/2034	216,645	211,774
Freddie Mac Gold Pool 3.5% 8/1/2040	32,510	31,089
Freddie Mac Gold Pool 3.5% 8/1/2042	10,432	10,029
Freddie Mac Gold Pool 3.5% 9/1/2040	24,614	23,539
Freddie Mac Gold Pool 3.5% 9/1/2042	810,804	778,785
Freddie Mac Gold Pool 3.5% 9/1/2042	3,590	3,449
Freddie Mac Gold Pool 3.5% 9/1/2042	322,164	309,346
Freddie Mac Gold Pool 3.5% 9/1/2046	105,692	100,512
Freddie Mac Gold Pool 3.5% 9/1/2051	7,284,633	6,820,391
Freddie Mac Gold Pool 4% 1/1/2041	287,548	283,387
Freddie Mac Gold Pool 4% 1/1/2043	4,056	3,985
Freddie Mac Gold Pool 4% 1/1/2044	10,055	9,868
Freddie Mac Gold Pool 4% 10/1/2042	2,134	2,097
Freddie Mac Gold Pool 4% 10/1/2042	5,225	5,142
Freddie Mac Gold Pool 4% 10/1/2042	3,211	3,170
Freddie Mac Gold Pool 4% 10/1/2043	10,590	10,394
Freddie Mac Gold Pool 4% 10/1/2043	28,353	27,852
Freddie Mac Gold Pool 4% 10/1/2044	34,371	33,720
Freddie Mac Gold Pool 4% 10/1/2047	4,153	4,055
Freddie Mac Gold Pool 4% 10/1/2047	23,406	22,853
Freddie Mac Gold Pool 4% 10/1/2052	1,256,500	1,223,912
Freddie Mac Gold Pool 4% 11/1/2042	23,758	23,386
Freddie Mac Gold Pool 4% 11/1/2042	6,923	6,804
Freddie Mac Gold Pool 4% 11/1/2042	782	774
Freddie Mac Gold Pool 4% 11/1/2042	21,642	21,282
Freddie Mac Gold Pool 4% 11/1/2042	748,595	737,241
Freddie Mac Gold Pool 4% 11/1/2042	13,937	13,708
Freddie Mac Gold Pool 4% 11/1/2043	124,360	122,201
Freddie Mac Gold Pool 4% 11/1/2045	31,629	30,971
Freddie Mac Gold Pool 4% 12/1/2042	11,629	11,433
Freddie Mac Gold Pool 4% 12/1/2042	6,961	6,862
Freddie Mac Gold Pool 4% 2/1/2043	13,666	13,430
Freddie Mac Gold Pool 4% 2/1/2043	7,324	7,195
Freddie Mac Gold Pool 4% 2/1/2043	13,239	13,011
Freddie Mac Gold Pool 4% 2/1/2043	20,808	20,452
Freddie Mac Gold Pool 4% 2/1/2044	6,477	6,355
Freddie Mac Gold Pool 4% 2/1/2044	10,707	10,517
Freddie Mac Gold Pool 4% 2/1/2045	194,074	190,555
Freddie Mac Gold Pool 4% 2/1/2046	9,151	8,955
Freddie Mac Gold Pool 4% 2/1/2046	87,812	85,930
Freddie Mac Gold Pool 4% 2/1/2048	12,943	12,633
Freddie Mac Gold Pool 4% 2/1/2052	400,413	386,400
Freddie Mac Gold Pool 4% 2/1/2053	3,322,326	3,224,740
Freddie Mac Gold Pool 4% 3/1/2043	9,664	9,513
Freddie Mac Gold Pool 4% 3/1/2044	14,384	14,119
Freddie Mac Gold Pool 4% 4/1/2042	321,687	316,676
Freddie Mac Gold Pool 4% 4/1/2042	563,228	554,234
Freddie Mac Gold Pool 4% 4/1/2043	9,543	9,386
Freddie Mac Gold Pool 4% 4/1/2043	4,289	4,234
Freddie Mac Gold Pool 4% 4/1/2046	62,757	61,412
Freddie Mac Gold Pool 4% 4/1/2046	15,664	15,328
Freddie Mac Gold Pool 4% 5/1/2037	809,591	802,826
Freddie Mac Gold Pool 4% 5/1/2043	13,387	13,156
Freddie Mac Gold Pool 4% 5/1/2043	3,831	3,762
Freddie Mac Gold Pool 4% 5/1/2048	447,414	436,090
Freddie Mac Gold Pool 4% 5/1/2048	298,040	290,909
Freddie Mac Gold Pool 4% 6/1/2043	12,806	12,606
Freddie Mac Gold Pool 4% 6/1/2043	7,390	7,259
Freddie Mac Gold Pool 4% 6/1/2044	10,510	10,310
Freddie Mac Gold Pool 4% 6/1/2045	11,603	11,376
Freddie Mac Gold Pool 4% 6/1/2047	220,629	215,556
Freddie Mac Gold Pool 4% 6/1/2048	814,231	795,257
Freddie Mac Gold Pool 4% 7/1/2043	4,649	4,565
Freddie Mac Gold Pool 4% 7/1/2043	22,284	21,915
Freddie Mac Gold Pool 4% 7/1/2043	6,019	5,910
Freddie Mac Gold Pool 4% 7/1/2043	11,314	11,116
Freddie Mac Gold Pool 4% 7/1/2043	6,937	6,813
Freddie Mac Gold Pool 4% 7/1/2043	12,213	12,009
Freddie Mac Gold Pool 4% 7/1/2043	24,402	23,972
Freddie Mac Gold Pool 4% 7/1/2048	119,778	117,136
Freddie Mac Gold Pool 4% 8/1/2043	13,666	13,425
Freddie Mac Gold Pool 4% 8/1/2043	13,276	13,064
Freddie Mac Gold Pool 4% 8/1/2043	9,190	9,051
Freddie Mac Gold Pool 4% 8/1/2044	11,886	11,666
Freddie Mac Gold Pool 4% 8/1/2044	2,945	2,896
Freddie Mac Gold Pool 4% 9/1/2041	22,934	22,588
Freddie Mac Gold Pool 4% 9/1/2042	14,457	14,253
Freddie Mac Gold Pool 4% 9/1/2043	21,461	21,087
Freddie Mac Gold Pool 4% 9/1/2043	2,260	2,224
Freddie Mac Gold Pool 4% 9/1/2043	11,145	10,954
Freddie Mac Gold Pool 4% 9/1/2043	16,105	15,818
Freddie Mac Gold Pool 4% 9/1/2043	22,299	21,916
Freddie Mac Gold Pool 4% 9/1/2043	19,629	19,294
Freddie Mac Gold Pool 4% 9/1/2043	13,582	13,336
Freddie Mac Gold Pool 4% 9/1/2043	5,055	4,962
Freddie Mac Gold Pool 4% 9/1/2044	17,222	16,892
Freddie Mac Gold Pool 4% 9/1/2044	18,475	18,141
Freddie Mac Gold Pool 4% 9/1/2047	10,882	10,625
Freddie Mac Gold Pool 4.5% 1/1/2041	8,832	8,916
Freddie Mac Gold Pool 4.5% 1/1/2042	369,059	372,728
Freddie Mac Gold Pool 4.5% 1/1/2047	11,033	11,057
Freddie Mac Gold Pool 4.5% 10/1/2041	97,744	98,712
Freddie Mac Gold Pool 4.5% 10/1/2041	4,817	4,863
Freddie Mac Gold Pool 4.5% 10/1/2042	827,379	827,565
Freddie Mac Gold Pool 4.5% 10/1/2048	30,993	30,936
Freddie Mac Gold Pool 4.5% 10/1/2048	668,424	671,390
Freddie Mac Gold Pool 4.5% 12/1/2040	26,649	26,914
Freddie Mac Gold Pool 4.5% 12/1/2042	523,834	523,952
Freddie Mac Gold Pool 4.5% 12/1/2045	28,153	28,425
Freddie Mac Gold Pool 4.5% 12/1/2046	11,200	11,226
Freddie Mac Gold Pool 4.5% 12/1/2047	181,048	180,946
Freddie Mac Gold Pool 4.5% 2/1/2041	11,913	12,031
Freddie Mac Gold Pool 4.5% 2/1/2041	16,186	16,347
Freddie Mac Gold Pool 4.5% 2/1/2041	9,983	10,081
Freddie Mac Gold Pool 4.5% 2/1/2041	6,784	6,851
Freddie Mac Gold Pool 4.5% 2/1/2041	16,033	16,193
Freddie Mac Gold Pool 4.5% 2/1/2041	12,138	12,259
Freddie Mac Gold Pool 4.5% 2/1/2044	60,283	60,607
Freddie Mac Gold Pool 4.5% 2/1/2047	41,659	41,740
Freddie Mac Gold Pool 4.5% 3/1/2041	15,387	15,540
Freddie Mac Gold Pool 4.5% 3/1/2041	11,102	11,212
Freddie Mac Gold Pool 4.5% 3/1/2041	66,943	67,609
Freddie Mac Gold Pool 4.5% 3/1/2044	62,219	62,534
Freddie Mac Gold Pool 4.5% 3/1/2044	21,689	21,806
Freddie Mac Gold Pool 4.5% 3/1/2044	53,359	53,646
Freddie Mac Gold Pool 4.5% 3/1/2044	44,732	44,973
Freddie Mac Gold Pool 4.5% 4/1/2041	16,102	16,262
Freddie Mac Gold Pool 4.5% 4/1/2041	109,658	110,747
Freddie Mac Gold Pool 4.5% 4/1/2041	20,059	20,257
Freddie Mac Gold Pool 4.5% 4/1/2048	32,323	32,294
Freddie Mac Gold Pool 4.5% 4/1/2048	33,007	32,978
Freddie Mac Gold Pool 4.5% 4/1/2048	101,010	100,921
Freddie Mac Gold Pool 4.5% 5/1/2039	54,027	54,536
Freddie Mac Gold Pool 4.5% 5/1/2041	16,911	17,078
Freddie Mac Gold Pool 4.5% 5/1/2041	17,279	17,451
Freddie Mac Gold Pool 4.5% 5/1/2041	2,060	2,080
Freddie Mac Gold Pool 4.5% 5/1/2047	107,543	107,751
Freddie Mac Gold Pool 4.5% 5/1/2047	78,220	78,371
Freddie Mac Gold Pool 4.5% 5/1/2047	36,904	36,975
Freddie Mac Gold Pool 4.5% 5/1/2048	66,120	66,062
Freddie Mac Gold Pool 4.5% 6/1/2041	18,327	18,507
Freddie Mac Gold Pool 4.5% 6/1/2041	11,537	11,650
Freddie Mac Gold Pool 4.5% 6/1/2041	5,764	5,818
Freddie Mac Gold Pool 4.5% 6/1/2041	13,353	13,485
Freddie Mac Gold Pool 4.5% 6/1/2047	151,524	151,817
Freddie Mac Gold Pool 4.5% 6/1/2047	51,625	51,822
Freddie Mac Gold Pool 4.5% 7/1/2025	2,100	2,096
Freddie Mac Gold Pool 4.5% 7/1/2047	63,091	63,194
Freddie Mac Gold Pool 4.5% 7/1/2047	37,357	37,488
Freddie Mac Gold Pool 4.5% 7/1/2047	84,868	85,324
Freddie Mac Gold Pool 4.5% 8/1/2040	2,804	2,832
Freddie Mac Gold Pool 4.5% 8/1/2041	2,450	2,475
Freddie Mac Gold Pool 4.5% 8/1/2041	34,259	34,599
Freddie Mac Gold Pool 4.5% 9/1/2041	46,556	47,019
Freddie Mac Gold Pool 4.5% 9/1/2041	270,337	273,022
Freddie Mac Gold Pool 5% 1/1/2040	39,485	40,575
Freddie Mac Gold Pool 5% 10/1/2052	86,069	86,944
Freddie Mac Gold Pool 5% 11/1/2052	853,175	863,711
Freddie Mac Gold Pool 5% 12/1/2052	2,049,380	2,070,205
Freddie Mac Gold Pool 5% 4/1/2040	61,052	62,790
Freddie Mac Gold Pool 5% 5/1/2040	5,921	6,086
Freddie Mac Gold Pool 5% 5/1/2052	403,182	406,901
Freddie Mac Gold Pool 5% 6/1/2040	20,962	21,556
Freddie Mac Gold Pool 5% 6/1/2041	109,929	113,115
Freddie Mac Gold Pool 5% 6/1/2052	521,746	526,233
Freddie Mac Gold Pool 5% 7/1/2040	7,002	7,193
Freddie Mac Gold Pool 5% 8/1/2040	32,503	33,403
Freddie Mac Gold Pool 5.5% 3/1/2053	2,747,025	2,829,103
Freddie Mac Gold Pool 5.5% 5/1/2053	1,911,493	1,949,491
Freddie Mac Gold Pool 5.5% 9/1/2052	1,391,956	1,420,932
Freddie Mac Gold Pool 6% 4/1/2032	37,685	38,980
Freddie Mac Gold Pool 6% 5/1/2033	13,092	13,489
Freddie Mac Gold Pool 6% 7/1/2037	1,906	2,004
Freddie Mac Gold Pool 6% 8/1/2037	19,243	20,189
Freddie Mac Gold Pool 6% 9/1/2054	200,000	207,148
Freddie Mac Gold Pool 6% 9/1/2054	450,017	470,882
Freddie Mac Gold Pool 6.5% 1/1/2053	878,865	910,650
Freddie Mac Gold Pool 6.5% 1/1/2054	1,468,910	1,539,019
Freddie Mac Gold Pool 6.5% 10/1/2053	1,600,731	1,658,123
Freddie Mac Gold Pool 6.5% 9/1/2053	139,433	145,740
Freddie Mac Gold Pool 6.5% 9/1/2053	141,106	148,414
Freddie Mac Gold Pool 7.5% 1/1/2027	104	105
Freddie Mac Gold Pool 7.5% 10/1/2027	18	18
Freddie Mac Gold Pool 7.5% 11/1/2029	798	834
Freddie Mac Gold Pool 7.5% 11/1/2031	51	53
Freddie Mac Gold Pool 7.5% 2/1/2028	46	47
Freddie Mac Gold Pool 7.5% 8/1/2026	15	14
Freddie Mac Gold Pool 7.5% 9/1/2031	1,416	1,495
Freddie Mac Gold Pool 8% 4/1/2027	123	125
Freddie Mac Gold Pool 8% 5/1/2027	34	33
Freddie Mac Gold Pool 8.5% 1/1/2028	102	103
Freddie Mac Gold Pool 8.5% 5/1/2027	39	38
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (c)(d)	1,060	1,078
Freddie Mac Non Gold Pool 4.5% 10/1/2040	3,700	3,737
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,152,641	1,182,038
Freddie Mac Non Gold Pool 5.5% 6/1/2053	584,702	598,153
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,379,718	1,414,475
Freddie Mac Non Gold Pool 6% 6/1/2053	523,035	541,565
Freddie Mac Non Gold Pool 6% 6/1/2053	581,318	600,096
Freddie Mac Non Gold Pool 6% 6/1/2053	614,052	637,150
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.375%, 5.861% 3/1/2036 (c)(d)	9,608	9,812
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (c)(d)	1,606	1,652
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.455% 9/1/2041 (c)(d)	6,866	7,063
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (c)(d)	13,036	13,411
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.54% 5/1/2041 (c)(d)	13,011	13,385
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (c)(d)	12,529	12,889
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (c)(d)	3,563	3,665
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (c)(d)	142	145
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.16%, 6.41% 11/1/2035 (c)(d)	693	713
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 1.655%, 7.3% 4/1/2035 (c)(d)	9,694	9,837
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 3.044%, 8.669% 10/1/2035 (c)(d)	617	634
Ginnie Mae I Pool 2.5% 12/20/2051	729,736	634,401
Ginnie Mae I Pool 2.5% 8/20/2051	618,123	538,142
Ginnie Mae I Pool 2.5% 9/20/2051	539,438	469,638
Ginnie Mae I Pool 3% 1/15/2045	5,676	5,253
Ginnie Mae I Pool 3% 1/15/2045	6,147	5,688
Ginnie Mae I Pool 3% 1/15/2045	1,541	1,426
Ginnie Mae I Pool 3% 12/20/2042	662,385	617,246
Ginnie Mae I Pool 3% 2/15/2045	2,446	2,264
Ginnie Mae I Pool 3% 2/15/2045	4,807	4,449
Ginnie Mae I Pool 3% 2/15/2045	5,435	5,029
Ginnie Mae I Pool 3% 3/15/2045	2,544	2,354
Ginnie Mae I Pool 3% 3/15/2045	6,613	6,120
Ginnie Mae I Pool 3% 3/15/2045	1,485	1,374
Ginnie Mae I Pool 3% 3/15/2045	4,722	4,370
Ginnie Mae I Pool 3% 3/15/2045	3,133	2,900
Ginnie Mae I Pool 3% 3/15/2045	1,969	1,822
Ginnie Mae I Pool 3% 3/15/2045	5,082	4,703
Ginnie Mae I Pool 3% 3/15/2045	6,353	5,879
Ginnie Mae I Pool 3% 3/15/2045	10,558	9,770
Ginnie Mae I Pool 3% 3/15/2045	3,003	2,779
Ginnie Mae I Pool 3% 3/20/2043	189,226	176,437
Ginnie Mae I Pool 3% 3/20/2043	441,342	411,304
Ginnie Mae I Pool 3% 6/15/2045	2,739	2,535
Ginnie Mae I Pool 3% 6/15/2045	1,662	1,538
Ginnie Mae I Pool 3% 6/15/2045	3,517	3,255
Ginnie Mae I Pool 3% 7/15/2045	7,438	6,883
Ginnie Mae I Pool 3% 7/15/2045	5,422	5,016
Ginnie Mae I Pool 3% 7/15/2045	5,702	5,275
Ginnie Mae I Pool 3% 7/15/2045	4,175	3,862
Ginnie Mae I Pool 3% 7/15/2045	5,499	5,089
Ginnie Mae I Pool 3% 7/15/2045	6,527	6,038
Ginnie Mae I Pool 3% 7/15/2045	3,803	3,519
Ginnie Mae I Pool 3% 7/15/2045	4,024	3,723
Ginnie Mae I Pool 3% 7/15/2045	1,543	1,428
Ginnie Mae I Pool 3.5% 1/15/2041	37,045	35,718
Ginnie Mae I Pool 3.5% 1/20/2050	97,614	92,254
Ginnie Mae I Pool 3.5% 1/20/2050	95,339	89,895
Ginnie Mae I Pool 3.5% 1/20/2050	191,284	180,002
Ginnie Mae I Pool 3.5% 1/20/2050	54,093	51,004
Ginnie Mae I Pool 3.5% 11/15/2042	112,401	107,927
Ginnie Mae I Pool 3.5% 12/20/2049	8,591	8,119
Ginnie Mae I Pool 3.5% 12/20/2049	24,385	22,992
Ginnie Mae I Pool 3.5% 12/20/2049	11,094	10,440
Ginnie Mae I Pool 3.5% 12/20/2049	2,564	2,409
Ginnie Mae I Pool 3.5% 2/15/2041	53,376	51,340
Ginnie Mae I Pool 3.5% 2/15/2042	51,777	49,737
Ginnie Mae I Pool 3.5% 3/15/2043	52,401	50,179
Ginnie Mae I Pool 3.5% 5/15/2042	88,622	85,204
Ginnie Mae I Pool 3.5% 5/15/2042	129,582	124,621
Ginnie Mae I Pool 3.5% 5/15/2042	37,173	35,678
Ginnie Mae I Pool 3.5% 7/15/2043	77,085	73,778
Ginnie Mae I Pool 3.5% 8/15/2042	61,893	59,463
Ginnie Mae I Pool 4% 1/15/2042	2,981	2,931
Ginnie Mae I Pool 4% 1/15/2043	12,054	11,837
Ginnie Mae I Pool 4% 10/15/2040	13,020	12,810
Ginnie Mae I Pool 4% 10/15/2041	12,770	12,557
Ginnie Mae I Pool 4% 10/15/2041	9,692	9,534
Ginnie Mae I Pool 4% 10/15/2041	24,421	24,026
Ginnie Mae I Pool 4% 10/15/2041	12,882	12,669
Ginnie Mae I Pool 4% 10/15/2041	17,229	16,938
Ginnie Mae I Pool 4% 10/15/2041	6,611	6,498
Ginnie Mae I Pool 4% 10/15/2041	109,908	108,015
Ginnie Mae I Pool 4% 10/15/2041	1,223	1,204
Ginnie Mae I Pool 4% 10/15/2041	83,749	82,306
Ginnie Mae I Pool 4% 10/15/2041	103,577	101,849
Ginnie Mae I Pool 4% 10/15/2041	4,781	4,699
Ginnie Mae I Pool 4% 10/15/2041	4,343	4,266
Ginnie Mae I Pool 4% 10/15/2041	55,614	54,697
Ginnie Mae I Pool 4% 10/20/2052	3,477,475	3,364,755
Ginnie Mae I Pool 4% 11/15/2040	30,126	29,615
Ginnie Mae I Pool 4% 11/15/2040	2,980	2,929
Ginnie Mae I Pool 4% 11/15/2040	6,133	6,032
Ginnie Mae I Pool 4% 11/15/2041	33,921	33,352
Ginnie Mae I Pool 4% 11/15/2042	2,527	2,482
Ginnie Mae I Pool 4% 12/15/2041	1,154	1,135
Ginnie Mae I Pool 4% 12/15/2041	19,849	19,513
Ginnie Mae I Pool 4% 12/15/2041	6,159	6,060
Ginnie Mae I Pool 4% 12/15/2041	10,422	10,242
Ginnie Mae I Pool 4% 12/15/2041	48,675	47,846
Ginnie Mae I Pool 4% 12/15/2041	26,878	26,419
Ginnie Mae I Pool 4% 12/15/2042	2,722	2,675
Ginnie Mae I Pool 4% 2/15/2041	5,881	5,785
Ginnie Mae I Pool 4% 2/15/2042	3,828	3,763
Ginnie Mae I Pool 4% 3/15/2040	40,628	40,001
Ginnie Mae I Pool 4% 3/15/2041	3,791	3,730
Ginnie Mae I Pool 4% 3/15/2042	5,401	5,305
Ginnie Mae I Pool 4% 3/15/2042	18,615	18,294
Ginnie Mae I Pool 4% 4/15/2042	6,773	6,655
Ginnie Mae I Pool 4% 4/15/2043	2,342	2,305
Ginnie Mae I Pool 4% 4/15/2046	465,252	456,280
Ginnie Mae I Pool 4% 4/20/2047	180,505	175,895
Ginnie Mae I Pool 4% 4/20/2047	174,653	170,192
Ginnie Mae I Pool 4% 4/20/2048	133,194	129,543
Ginnie Mae I Pool 4% 4/20/2048	140,939	137,075
Ginnie Mae I Pool 4% 6/15/2041	4,252	4,181
Ginnie Mae I Pool 4% 7/15/2040	15,343	15,102
Ginnie Mae I Pool 4% 7/15/2041	9,397	9,240
Ginnie Mae I Pool 4% 8/15/2041	14,256	14,020
Ginnie Mae I Pool 4% 8/15/2041	150,501	147,969
Ginnie Mae I Pool 4% 8/15/2043	2,883	2,828
Ginnie Mae I Pool 4% 9/15/2040	6,786	6,676
Ginnie Mae I Pool 4% 9/15/2041	13,151	12,938
Ginnie Mae I Pool 4% 9/15/2041	1,582	1,559
Ginnie Mae I Pool 4% 9/15/2041	16,491	16,213
Ginnie Mae I Pool 4% 9/15/2041	13,133	12,915
Ginnie Mae I Pool 4% 9/15/2041	2,904	2,855
Ginnie Mae I Pool 4.5% 2/15/2040	1,501	1,507
Ginnie Mae I Pool 4.5% 2/15/2040	13,107	13,161
Ginnie Mae I Pool 4.5% 3/15/2041	241,051	242,022
Ginnie Mae I Pool 4.5% 3/15/2041	190,006	190,800
Ginnie Mae I Pool 4.5% 3/15/2041	2,839	2,851
Ginnie Mae I Pool 4.5% 3/15/2041	63,882	64,146
Ginnie Mae I Pool 4.5% 4/15/2041	25,680	25,780
Ginnie Mae I Pool 4.5% 4/20/2053	4,572,971	4,518,435
Ginnie Mae I Pool 4.5% 5/15/2039	4,174	4,190
Ginnie Mae I Pool 4.5% 6/15/2040	23,634	23,731
Ginnie Mae I Pool 4.5% 6/15/2040	17,108	17,178
Ginnie Mae I Pool 4.5% 6/15/2040	35,945	36,094
Ginnie Mae I Pool 4.5% 7/15/2040	21,847	21,938
Ginnie Mae I Pool 4.5% 7/15/2040	15,387	15,452
Ginnie Mae I Pool 4.5% 7/15/2040	46,992	47,186
Ginnie Mae I Pool 4.5% 7/15/2040	2,695	2,706
Ginnie Mae I Pool 4.5% 8/15/2039	43,909	44,084
Ginnie Mae I Pool 4.5% 8/15/2040	16,512	16,581
Ginnie Mae I Pool 5% 10/15/2039	13,153	13,455
Ginnie Mae I Pool 5% 10/15/2039	5,556	5,680
Ginnie Mae I Pool 5% 11/15/2040	11,027	11,280
Ginnie Mae I Pool 5% 11/15/2040	4,320	4,427
Ginnie Mae I Pool 5% 12/15/2039	14,899	15,245
Ginnie Mae I Pool 5% 3/15/2039	7,546	7,711
Ginnie Mae I Pool 5% 4/15/2040	1,805	1,848
Ginnie Mae I Pool 5% 4/15/2041	5,554	5,689
Ginnie Mae I Pool 5% 4/15/2041	3,252	3,326
Ginnie Mae I Pool 5% 4/15/2041	3,208	3,287
Ginnie Mae I Pool 5% 4/20/2048	389,149	399,351
Ginnie Mae I Pool 5% 6/15/2040	9,410	9,630
Ginnie Mae I Pool 5% 7/15/2040	8,262	8,454
Ginnie Mae I Pool 5% 7/15/2040	9,720	9,948
Ginnie Mae I Pool 5% 7/15/2040	13,363	13,676
Ginnie Mae I Pool 5% 8/15/2039	947	969
Ginnie Mae I Pool 5% 8/15/2039	12,276	12,554
Ginnie Mae I Pool 5% 8/15/2040	20,430	20,912
Ginnie Mae I Pool 5% 8/15/2040	23,521	24,070
Ginnie Mae I Pool 5% 9/15/2039	9,805	10,028
Ginnie Mae I Pool 5% 9/15/2040	14,402	14,734
Ginnie Mae I Pool 5% 9/15/2040	8,612	8,814
Ginnie Mae I Pool 6.5% 11/15/2035	2,566	2,698
Ginnie Mae I Pool 6.5% 4/15/2035	3,351	3,509
Ginnie Mae I Pool 6.5% 9/15/2035	7,648	7,989
Ginnie Mae I Pool 7% 1/15/2028	30	30
Ginnie Mae I Pool 7% 1/15/2028	663	672
Ginnie Mae I Pool 7% 10/15/2028	99	101
Ginnie Mae I Pool 7% 10/15/2031	2,262	2,341
Ginnie Mae I Pool 7% 12/15/2028	168	172
Ginnie Mae I Pool 7% 12/15/2030	3,362	3,479
Ginnie Mae I Pool 7% 2/15/2028	42	43
Ginnie Mae I Pool 7% 2/15/2028	3,719	3,760
Ginnie Mae I Pool 7% 2/15/2032	7,293	7,569
Ginnie Mae I Pool 7% 2/15/2032	229	237
Ginnie Mae I Pool 7% 3/15/2028	185	188
Ginnie Mae I Pool 7% 3/15/2029	1,045	1,071
Ginnie Mae I Pool 7% 3/15/2032	3,906	4,028
Ginnie Mae I Pool 7% 3/15/2032	30	31
Ginnie Mae I Pool 7% 3/15/2032	3,987	4,119
Ginnie Mae I Pool 7% 4/15/2028	26	26
Ginnie Mae I Pool 7% 4/15/2028	365	371
Ginnie Mae I Pool 7% 4/15/2029	1,259	1,289
Ginnie Mae I Pool 7% 4/15/2029	523	533
Ginnie Mae I Pool 7% 4/15/2031	853	870
Ginnie Mae I Pool 7% 4/15/2032	173	179
Ginnie Mae I Pool 7% 4/15/2032	764	790
Ginnie Mae I Pool 7% 4/15/2032	1,113	1,157
Ginnie Mae I Pool 7% 4/15/2032	9,739	10,139
Ginnie Mae I Pool 7% 5/15/2029	1,080	1,108
Ginnie Mae I Pool 7% 5/15/2032	308	321
Ginnie Mae I Pool 7% 6/15/2028	2,049	2,067
Ginnie Mae I Pool 7% 6/15/2028	139	142
Ginnie Mae I Pool 7% 6/15/2028	446	454
Ginnie Mae I Pool 7% 6/15/2032	79	82
Ginnie Mae I Pool 7% 6/15/2032	1,075	1,113
Ginnie Mae I Pool 7% 6/15/2032	85	89
Ginnie Mae I Pool 7% 6/15/2032	2,860	2,975
Ginnie Mae I Pool 7% 7/15/2028	768	773
Ginnie Mae I Pool 7% 7/15/2028	28	28
Ginnie Mae I Pool 7% 7/15/2028	75	76
Ginnie Mae I Pool 7% 7/15/2028	333	337
Ginnie Mae I Pool 7% 7/15/2031	410	425
Ginnie Mae I Pool 7% 7/15/2031	1,594	1,651
Ginnie Mae I Pool 7% 7/15/2031	738	762
Ginnie Mae I Pool 7% 7/15/2032	1,151	1,184
Ginnie Mae I Pool 7% 7/15/2032	369	384
Ginnie Mae I Pool 7% 8/15/2031	1,724	1,755
Ginnie Mae I Pool 7% 8/15/2031	981	1,018
Ginnie Mae I Pool 7% 8/15/2031	121	124
Ginnie Mae I Pool 7% 9/15/2031	168	174
Ginnie Mae I Pool 7% 9/15/2031	1,701	1,754
Ginnie Mae I Pool 7% 9/15/2031	378	388
Ginnie Mae I Pool 7.5% 1/15/2026	11	11
Ginnie Mae I Pool 7.5% 10/15/2027	223	227
Ginnie Mae I Pool 7.5% 10/15/2027	138	140
Ginnie Mae I Pool 7.5% 10/15/2028	2,193	2,258
Ginnie Mae I Pool 7.5% 11/15/2025	7	7
Ginnie Mae I Pool 7.5% 11/15/2027	85	85
Ginnie Mae I Pool 7.5% 12/15/2025	17	17
Ginnie Mae I Pool 7.5% 12/15/2027	457	469
Ginnie Mae I Pool 7.5% 2/15/2027	166	168
Ginnie Mae I Pool 7.5% 3/15/2028	1,499	1,538
Ginnie Mae I Pool 7.5% 4/15/2027	69	70
Ginnie Mae I Pool 7.5% 4/15/2027	236	241
Ginnie Mae I Pool 7.5% 4/15/2027	685	696
Ginnie Mae I Pool 7.5% 4/15/2027	112	114
Ginnie Mae I Pool 7.5% 4/15/2027	192	196
Ginnie Mae I Pool 7.5% 4/15/2027	161	164
Ginnie Mae I Pool 7.5% 4/15/2027	516	526
Ginnie Mae I Pool 7.5% 4/15/2027	57	58
Ginnie Mae I Pool 7.5% 4/15/2027	61	61
Ginnie Mae I Pool 7.5% 5/15/2027	104	104
Ginnie Mae I Pool 7.5% 6/15/2027	230	234
Ginnie Mae I Pool 7.5% 6/15/2027	63	64
Ginnie Mae I Pool 7.5% 7/15/2027	562	566
Ginnie Mae I Pool 7.5% 8/15/2028	325	329
Ginnie Mae I Pool 8% 3/15/2030	686	721
Ginnie Mae I Pool 8% 5/15/2030	352	371
Ginnie Mae I Pool 8% 9/15/2030	701	738
Ginnie Mae II Pool 2% 1/20/2051	2,732,923	2,319,476
Ginnie Mae II Pool 2% 10/1/2054 (f)	7,050,000	5,975,804
Ginnie Mae II Pool 2% 10/20/2050	5,315,912	4,510,040
Ginnie Mae II Pool 2% 11/20/2050	2,365,934	2,008,006
Ginnie Mae II Pool 2% 12/20/2050	4,422,456	3,747,882
Ginnie Mae II Pool 2% 2/20/2051	4,904,877	4,156,718
Ginnie Mae II Pool 2% 2/20/2052	24,717,467	20,943,356
Ginnie Mae II Pool 2.5% 12/20/2051	79,719	70,207
Ginnie Mae II Pool 2.5% 2/20/2052	10,831,939	9,539,519
Ginnie Mae II Pool 2.5% 5/20/2052	15,285,029	13,461,285
Ginnie Mae II Pool 2.5% 6/20/2051	892,538	786,881
Ginnie Mae II Pool 2.5% 6/20/2054	497,868	438,231
Ginnie Mae II Pool 2.5% 7/20/2051	2,102,487	1,852,284
Ginnie Mae II Pool 2.5% 9/20/2051	2,129,021	1,875,660
Ginnie Mae II Pool 3% 1/20/2032	783,653	765,086
Ginnie Mae II Pool 3% 10/1/2054 (f)	19,325,000	17,623,861
Ginnie Mae II Pool 3% 10/20/2031	254,731	248,804
Ginnie Mae II Pool 3% 11/1/2054 (f)	8,850,000	8,083,922
Ginnie Mae II Pool 3% 11/20/2031	275,690	269,197
Ginnie Mae II Pool 3% 12/20/2031	417,267	407,440
Ginnie Mae II Pool 3% 12/20/2046	332,514	305,779
Ginnie Mae II Pool 3% 2/20/2031	33,872	33,126
Ginnie Mae II Pool 3% 3/20/2031	70,100	68,546
Ginnie Mae II Pool 3% 3/20/2046	57,252	52,828
Ginnie Mae II Pool 3% 4/20/2031	261,012	255,182
Ginnie Mae II Pool 3% 4/20/2047	18,774	17,264
Ginnie Mae II Pool 3% 5/20/2031	544,783	532,526
Ginnie Mae II Pool 3% 7/20/2031	7,223	7,058
Ginnie Mae II Pool 3% 8/20/2031	83,924	81,997
Ginnie Mae II Pool 3% 9/20/2031	33,639	32,861
Ginnie Mae II Pool 3.5% 10/1/2054 (f)	8,900,000	8,365,842
Ginnie Mae II Pool 3.5% 12/20/2040	55,791	53,710
Ginnie Mae II Pool 4% 1/20/2041	183,732	180,640
Ginnie Mae II Pool 4% 1/20/2042	622,058	611,174
Ginnie Mae II Pool 4% 1/20/2046	2,450	2,401
Ginnie Mae II Pool 4% 10/1/2054 (f)	7,300,000	7,058,087
Ginnie Mae II Pool 4% 10/20/2040	89,503	88,002
Ginnie Mae II Pool 4% 10/20/2045	2,171	2,128
Ginnie Mae II Pool 4% 11/20/2040	360,976	354,913
Ginnie Mae II Pool 4% 12/20/2045	2,936	2,877
Ginnie Mae II Pool 4% 2/20/2041	6,017	5,915
Ginnie Mae II Pool 4% 3/20/2047	93,310	91,335
Ginnie Mae II Pool 4% 4/20/2047	335,466	328,366
Ginnie Mae II Pool 4% 5/20/2046	518,820	508,488
Ginnie Mae II Pool 4% 6/20/2045	59,397	58,288
Ginnie Mae II Pool 4% 7/20/2044	3,045	2,986
Ginnie Mae II Pool 4% 8/20/2043	22,144	21,728
Ginnie Mae II Pool 4% 8/20/2045	431,144	422,558
Ginnie Mae II Pool 4% 9/20/2040	141,415	139,043
Ginnie Mae II Pool 4% 9/20/2045	2,065	2,024
Ginnie Mae II Pool 4.5% 10/1/2054 (f)	1,900,000	1,875,802
Ginnie Mae II Pool 4.5% 3/20/2041	8,118	8,177
Ginnie Mae II Pool 4.5% 5/20/2040	54,201	54,583
Ginnie Mae II Pool 4.5% 5/20/2041	15,776	15,890
Ginnie Mae II Pool 4.5% 7/20/2040	41,243	41,537
Ginnie Mae II Pool 4.5% 7/20/2054	898,083	886,530
Ginnie Mae II Pool 4.5% 9/20/2040	188,170	189,515
Ginnie Mae II Pool 5.5% 10/1/2054 (f)	12,600,000	12,722,039
Ginnie Mae II Pool 6% 10/1/2054 (f)	28,700,000	29,181,788
Ginnie Mae II Pool 6% 11/1/2054 (f)	10,550,000	10,721,746
Ginnie Mae II Pool 6.5% 10/1/2054 (f)	7,100,000	7,263,524
Uniform Mortgage Backed Securities 2% 10/1/2039 (f)	600,000	549,023
Uniform Mortgage Backed Securities 2% 10/1/2054 (f)	101,950,000	84,299,907
Uniform Mortgage Backed Securities 2% 11/1/2039 (f)	400,000	366,641
Uniform Mortgage Backed Securities 2% 11/1/2054 (f)	33,700,000	27,905,181
Uniform Mortgage Backed Securities 2.5% 10/1/2054 (f)	46,175,000	39,845,780
Uniform Mortgage Backed Securities 3% 10/1/2054 (f)	12,300,000	11,039,250
Uniform Mortgage Backed Securities 3.5% 10/1/2054 (f)	7,900,000	7,359,035
Uniform Mortgage Backed Securities 4% 10/1/2054 (f)	7,300,000	7,010,567
Uniform Mortgage Backed Securities 4.5% 10/1/2054 (f)	3,200,000	3,145,875
Uniform Mortgage Backed Securities 5% 10/1/2054 (f)	8,700,000	8,693,204
Uniform Mortgage Backed Securities 5.5% 10/1/2054 (f)	15,675,000	15,858,079
Uniform Mortgage Backed Securities 6% 10/1/2054 (f)	20,375,000	20,821,500
Uniform Mortgage Backed Securities 6% 11/1/2054 (f)	4,650,000	4,753,353
Uniform Mortgage Backed Securities 6.5% 10/1/2054 (f)	6,400,000	6,598,250
TOTAL UNITED STATES		787,173,160
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $792,148,859)		787,173,160

U.S. Treasury Obligations - 47.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02	12,353,900	8,161,295
US Treasury Bonds 1.75% 8/15/2041	1.94	43,542,800	30,872,866
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	8,632,353
US Treasury Bonds 2% 11/15/2041	2.00 to 2.14	16,500,000	12,131,367
US Treasury Bonds 2% 8/15/2051	1.85 to 1.94	44,704,200	28,795,791
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	24,753,480
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	18,247,723
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	30,864,164
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	23,752,019
US Treasury Bonds 4.125% 8/15/2053 (h)	4.18 to 5.00	53,171,000	52,948,762
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	68,990,531
US Treasury Bonds 4.25% 8/15/2054	3.96	30,000,000	30,632,813
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	13,916,541
US Treasury Notes 1.25% 5/31/2028	1.26	63,257,700	58,224,265
US Treasury Notes 1.75% 1/31/2029	1.74	24,900,000	23,083,078
US Treasury Notes 2.375% 3/31/2029	2.67	20,000,000	19,002,344
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	65,577,654
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	61,902,422
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	64,800,000	65,225,250
US Treasury Notes 3.875% 11/30/2027	3.62	55,000,000	55,481,250
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	124,609,571
US Treasury Notes 3.875% 12/31/2027	3.66	69,000,000	69,661,793
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	86,108,985
US Treasury Notes 3.875% 8/15/2033	4.02	5,308,000	5,350,712
US Treasury Notes 3.875% 8/15/2034	3.64	64,400,000	64,853,041
US Treasury Notes 4% 1/31/2029	4.30	75,000,000	76,265,625
US Treasury Notes 4% 1/31/2031	4.13	57,600,000	58,736,250
US Treasury Notes 4% 2/15/2034	4.28	17,800,000	18,105,938
US Treasury Notes 4% 6/30/2028	4.24	17,000,000	17,254,336
US Treasury Notes 4.125% 11/15/2032	3.55 to 3.59	71,600,000	73,650,109
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,551,680
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	91,752,117
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	24,121,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,486,137,171)			1,437,218,094

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $54,787,740)	4.89	54,777,179	54,788,134

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $3,427,623,215)	3,346,337,688
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(317,267,658)
NET ASSETS - 100.0%	3,029,070,030

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(8,450,000)	(7,162,489)
Ginnie Mae II Pool 3% 10/1/2054	(8,850,000)	(8,070,953)
Ginnie Mae II Pool 6% 10/1/2054	(10,550,000)	(10,727,103)
Uniform Mortgage Backed Securities 2% 10/1/2039	(400,000)	(366,016)
Uniform Mortgage Backed Securities 2% 10/1/2054	(85,100,000)	(70,367,063)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(44,600,000)	(38,486,665)
Uniform Mortgage Backed Securities 3% 10/1/2054	(25,175,000)	(22,594,563)
Uniform Mortgage Backed Securities 3.5% 10/1/2054	(18,300,000)	(17,046,878)
Uniform Mortgage Backed Securities 4% 10/1/2054	(22,300,000)	(21,415,841)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(25,000,000)	(25,291,993)
Uniform Mortgage Backed Securities 6% 10/1/2054	(9,825,000)	(10,040,306)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(231,569,870)

TOTAL TBA SALE COMMITMENTS (Proceeds $233,708,713)		(231,569,870)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,729,752 or 12.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $299,742.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	155,019,316	329,853,617	430,085,155	6,504,240	356	-	54,788,134	0.1%
Fidelity Securities Lending Cash Central Fund	-	187,453,556	187,453,556	17,701	-	-	-	0.0%
Total	155,019,316	517,307,173	617,538,711	6,521,941	356	-	54,788,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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